united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2633

Date of fiscal year end:	10/31

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)

Navigator Tactical Fixed Income Fund - Class A (NTBAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.20%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,495,773,692
Number of Portfolio Holdings	129
Advisory Fee (net of waivers)	$31,283,895
Portfolio Turnover	35%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
United States Treasury Floating Rate Note, 4.396%, 07/31/25	6.3%
iShares iBoxx High Yield Corporate Bond ETF	4.2%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 0.000%, 05/01/25	2.0%
United States Treasury Bill, 3.730%, 05/08/25	2.0%
United States Treasury Bill, 3.990%, 05/15/25	2.0%
United States Treasury Bill, 4.100%, 05/22/25	2.0%
United States Treasury Bill, 4.140%, 05/29/25	2.0%
United States Treasury Bill, 4.180%, 06/05/25	2.0%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Open End Funds 1.1%
Exchange-Traded Funds 2.9%
Options 7.8%
Futures 8.3%
Money Market Funds 10.4%
Credit Default Swap 15.0%
U.S. Government & Agencies 21.8%
Corporate Bonds 32.7%

Value	Value
Corporate Bonds	32.7%
U.S. Government & Agencies	21.8%
Credit Default Swap	15.0%
Money Market Funds	10.4%
Futures	8.3%
Options	7.8%
Exchange-Traded Funds	2.9%
Open End Funds	1.1%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Tactical Fixed Income Fund - Class A (NTBAX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NTBAX

Navigator Tactical Fixed Income Fund - Class C (NTBCX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.95%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,495,773,692
Number of Portfolio Holdings	129
Advisory Fee (net of waivers)	$31,283,895
Portfolio Turnover	35%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
United States Treasury Floating Rate Note, 4.396%, 07/31/25	6.3%
iShares iBoxx High Yield Corporate Bond ETF	4.2%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 0.000%, 05/01/25	2.0%
United States Treasury Bill, 3.730%, 05/08/25	2.0%
United States Treasury Bill, 3.990%, 05/15/25	2.0%
United States Treasury Bill, 4.100%, 05/22/25	2.0%
United States Treasury Bill, 4.140%, 05/29/25	2.0%
United States Treasury Bill, 4.180%, 06/05/25	2.0%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Value	Value
Corporate Bonds	32.7%
U.S. Government & Agencies	21.8%
Credit Default Swap	15.0%
Money Market Funds	10.4%
Futures	8.3%
Options	7.8%
Exchange-Traded Funds	2.9%
Open End Funds	1.1%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Tactical Fixed Income Fund - Class C (NTBCX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NTBCX

Navigator Tactical Fixed Income Fund - Class I (NTBIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.95%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,495,773,692
Number of Portfolio Holdings	129
Advisory Fee (net of waivers)	$31,283,895
Portfolio Turnover	35%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
United States Treasury Floating Rate Note, 4.396%, 07/31/25	6.3%
iShares iBoxx High Yield Corporate Bond ETF	4.2%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 0.000%, 05/01/25	2.0%
United States Treasury Bill, 3.730%, 05/08/25	2.0%
United States Treasury Bill, 3.990%, 05/15/25	2.0%
United States Treasury Bill, 4.100%, 05/22/25	2.0%
United States Treasury Bill, 4.140%, 05/29/25	2.0%
United States Treasury Bill, 4.180%, 06/05/25	2.0%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Value	Value
Corporate Bonds	32.7%
U.S. Government & Agencies	21.8%
Credit Default Swap	15.0%
Money Market Funds	10.4%
Futures	8.3%
Options	7.8%
Exchange-Traded Funds	2.9%
Open End Funds	1.1%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Tactical Fixed Income Fund - Class I (NTBIX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NTBIX

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.01%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,233,488,380
Number of Portfolio Holdings	1,334
Advisory Fee (net of waivers)	$4,947,041
Portfolio Turnover	721%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
Southern Company (The), 4.000%, 01/15/51	0.2%
AT&T, Inc., 2.750%, 06/01/31	0.2%
AT&T, Inc., 2.550%, 12/01/33	0.2%
T-Mobile USA, Inc., 3.875%, 04/15/30	0.2%
AT&T, Inc., 3.500%, 09/15/53	0.2%
AT&T, Inc., 3.550%, 09/15/55	0.2%
AT&T, Inc., 3.650%, 09/15/59	0.2%
AT&T, Inc., 5.400%, 02/15/34	0.2%
Kraft Heinz Foods Company, 4.375%, 06/01/46	0.2%
Microsoft Corporation, 2.525%, 06/01/50	0.2%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Futures
3.3%
Credit Default Swap
7.2%
Money Market Funds
17.7%
Corporate Bonds
71.8%

Value	Value
Corporate Bonds	71.8%
Money Market Funds	17.7%
Credit Default Swap	7.2%
Futures	3.3%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NTIIX

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	1.01%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$57,797,889
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$235,138
Portfolio Turnover	38%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
Altria Group, Inc., 2.350%, 05/06/25	2.6%
HCA, Inc., 7.690%, 06/15/25	1.9%
Sprint, LLC, 7.625%, 03/01/26	1.8%
GE HealthCare Technologies, Inc., 5.600%, 11/15/25	1.7%
Goldman Sachs Group, Inc. (The), 5.798%, 08/10/26	1.7%
Cooperatieve Rabobank UA, 4.971%, 08/28/26	1.7%
Keurig Dr Pepper, Inc., 4.967%, 11/15/26	1.7%
Block Financial, LLC, 5.250%, 10/01/25	1.7%
Toronto-Dominion Bank (The), 4.818%, 10/10/25	1.7%
American Honda Finance Corporation, 4.955%, 08/14/25	1.7%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Money Market Funds
15.8%
Futures
33.4%
Corporate Bonds
50.8%

Value	Value
Corporate Bonds	50.8%
Futures	33.4%
Money Market Funds	15.8%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NTAIX

Navigator Ultra Short Bond Fund - Class A (NUSAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$74,599,996
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$17,375
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.0%
Money Market Funds	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
20.1%
Financials
14.2%
Consumer Staples
13.5%
Energy
9.7%
Health Care
9.5%
Communications
7.0%
Materials
6.7%
Money Market Funds
6.2%
Technology
5.9%
Industrials
5.8%
Utilities
2.6%
Real Estate
1.7%
Liabilities in Excess of Other Assets
-2.9%

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	1.7%
Utilities	2.6%
Industrials	5.8%
Technology	5.9%
Money Market Funds	6.2%
Materials	6.7%
Communications	7.0%
Health Care	9.5%
Energy	9.7%
Consumer Staples	13.5%
Financials	14.2%
Consumer Discretionary	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.7%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.3%
Sprint, LLC, 7.625%, 03/01/26	2.0%
Walmart, Inc., 4.759%, 04/28/27	2.0%
Keurig Dr Pepper, Inc., 4.967%, 11/15/26	2.0%
American Honda Finance Corporation, 4.955%, 08/14/25	2.0%
Altria Group, Inc., 2.350%, 05/06/25	2.0%
DR Horton, Inc., 2.600%, 10/15/25	1.9%
Kellogg Company, 3.250%, 04/01/26	1.8%
Juniper Networks, Inc., 1.200%, 12/10/25	1.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Ultra Short Bond Fund - Class A (NUSAX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NUSAX

Navigator Ultra Short Bond Fund - Class I (NUSIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$74,599,996
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$17,375
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	94.0%
Money Market Funds	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Real Estate	1.7%
Utilities	2.6%
Industrials	5.8%
Technology	5.9%
Money Market Funds	6.2%
Materials	6.7%
Communications	7.0%
Health Care	9.5%
Energy	9.7%
Consumer Staples	13.5%
Financials	14.2%
Consumer Discretionary	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.7%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.3%
Sprint, LLC, 7.625%, 03/01/26	2.0%
Walmart, Inc., 4.759%, 04/28/27	2.0%
Keurig Dr Pepper, Inc., 4.967%, 11/15/26	2.0%
American Honda Finance Corporation, 4.955%, 08/14/25	2.0%
Altria Group, Inc., 2.350%, 05/06/25	2.0%
DR Horton, Inc., 2.600%, 10/15/25	1.9%
Kellogg Company, 3.250%, 04/01/26	1.8%
Juniper Networks, Inc., 1.200%, 12/10/25	1.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Navigator Ultra Short Bond Fund - Class I (NUSIX)

Semi-Annual Shareholder Report - April 30, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-NUSIX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

navigator FUNDS

Navigator Tactical Fixed Income Fund		
Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Tactical Investment Grade Bond Fund		
Share Class	Ticker	Cusip
I share	NTIIX	66538J399

Navigator Tactical U.S. Allocation Fund		
Share Class	Ticker	Cusip
I share	NTAIX	66538J415

Navigator Ultra Short Bond Fund		
Share Class	Ticker	Cusip
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Semi-Annual Financial Statements and Additional Information

April 30, 2025

Distributed by
Northern Lights Distributors, LLC
Member FINRA

Advised by:
Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfunds.com

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUND — 4.2%
	FIXED INCOME - 4.2%
4,000,000	iShares iBoxx High Yield Corporate Bond ETF(i)				$314,400,000

	TOTAL EXCHANGE-TRADED FUND (Cost $315,310,100)				314,400,000

	OPEN-END FUNDS — 1.5%
	FIXED INCOME - 0.7%
5,623,081	Navigator Ultra Short Bond Fund, Class I(h)				56,736,885

	MIXED ALLOCATION - 0.8%
6,600,898	Navigator Tactical US Allocation Fund, Class I(h)				57,757,854

	TOTAL OPEN-END FUNDS (Cost $122,671,378)				114,494,739

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 47.5%
	AEROSPACE & DEFENSE — 1.0%
80,000,000	Boeing Company		2.1960	02/04/26	78,391,174

	AUTOMOTIVE — 7.9%
9,795,000	American Honda Finance Corporation		5.0000	05/23/25	9,795,953
57,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	4.9550	08/14/25	57,515,775
41,868,000	American Honda Finance Corporation(a)	SOFRRATE + 0.500%	4.8380	10/10/25	41,863,039
25,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.500%	4.8300	01/12/26	24,968,829
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	5.1550	08/13/26	14,721,110
28,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	5.1270	03/19/27	27,946,253
42,797,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	42,765,759
15,214,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	15,146,092
39,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.8090	11/05/26	38,311,024
9,033,000	General Motors Financial Company, Inc.		1.2500	01/08/26	8,811,482

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	AUTOMOTIVE — 7.9% (Continued)
12,719,000	General Motors Financial Company, Inc.		5.4000	04/06/26	$12,749,972
42,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.3420	03/25/27	41,774,922
56,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	5.1300	04/01/27	55,782,985
30,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.7880	04/10/26	29,971,775
55,500,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.8050	05/15/26	55,446,255
40,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.470%	4.8110	01/08/27	39,860,778
20,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1760	03/20/26	19,999,224
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.4150	08/14/26	23,692,281
30,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.4120	03/25/27	29,861,705
					590,985,213
	BANKING — 7.4%
69,060,000	Bank of America Corporation(c)	SOFRRATE + 1.150%	1.3190	06/19/26	68,735,944
20,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	19,334,381
25,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.9500	04/30/26	24,947,697
40,000,000	Citibank NA(a)	SOFRINDX + 0.708%	5.0660	08/06/26	39,988,610
24,037,000	Citigroup, Inc.(c)	SOFRRATE + 1.546%	5.6100	09/29/26	24,118,866
43,201,000	Citigroup, Inc.(c)	SOFRRATE + 0.765%	1.1220	01/28/27	42,095,751
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.8120	11/27/26	19,992,355
38,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.9710	08/28/26	38,051,876
100,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.800%	1.0450	11/19/26	98,047,977
51,327,000	Toronto-Dominion Bank		3.7660	06/06/25	51,281,184
42,445,000	Toronto-Dominion Bank		1.1500	06/12/25	42,270,822
50,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.8180	10/10/25	50,015,705
32,638,000	Wells Fargo & Company(c)	SOFRRATE + 1.560%	4.5400	08/15/26	32,613,624
					551,494,792

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	BEVERAGES — 1.0%
17,330,000	Constellation Brands, Inc.		5.0000	02/02/26	$17,327,753
57,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.9670	11/15/26	57,551,847
					74,879,600
	BIOTECH & PHARMA — 2.1%
20,000,000	Bayer US Finance II, LLC(b)		4.2500	12/15/25	19,910,541
14,068,000	Biogen, Inc.		4.0500	09/15/25	14,020,039
48,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.8460	03/12/27	47,952,912
75,028,000	Royalty Pharma plc		1.2000	09/02/25	74,088,903
					155,972,395
	CABLE & SATELLITE — 0.3%
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	885,000
22,883,000	Charter Communications Operating, LLC / Charter		4.9080	07/23/25	22,852,236
					23,737,236
	CHEMICALS — 1.3%
57,962,000	DuPont de Nemours, Inc.		4.4930	11/15/25	57,867,545
39,325,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	38,621,421
					96,488,966
	COMMERCIAL SUPPORT SERVICES — 0.6%
45,576,000	Block Financial, LLC		5.2500	10/01/25	45,606,870

	CONTAINERS & PACKAGING — 0.5%
37,221,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	37,192,239

	ELECTRIC UTILITIES — 1.1%
40,116,000	Duke Energy Corporation		0.9000	09/15/25	39,560,734
11,094,000	Entergy Corporation		0.9000	09/15/25	10,937,446
23,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.1080	05/08/25	23,001,362
11,914,000	Southern Company		5.1500	10/06/25	11,940,910
					85,440,452
	ELECTRICAL EQUIPMENT — 0.3%
18,379,000	Johnson Controls International plc		3.9000	02/14/26	18,237,157

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	FOOD — 1.3%
62,597,000	Conagra Brands, Inc.		4.6000	11/01/25	$62,542,655
35,665,000	Kellogg Company		3.2500	04/01/26	35,278,033
1,999,000	McCormick & Company, Inc.		3.2500	11/15/25	1,984,401
					99,805,089
	HEALTH CARE FACILITIES & SERVICES — 2.1%
66,911,000	CVS Health Corporation		3.8750	07/20/25	66,780,236
28,032,000	Elevance Health, Inc.		4.9000	02/08/26	28,034,337
10,910,000	HCA, Inc.		7.6900	06/15/25	10,936,260
53,024,000	HCA, Inc.		5.8750	02/15/26	53,161,245
					158,912,078
	HOME CONSTRUCTION — 0.7%
18,510,000	DR Horton, Inc.		2.6000	10/15/25	18,336,727
8,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	7,987,149
23,856,000	Lennar Corporation		4.7500	05/30/25	23,852,925
					50,176,801
	INSTITUTIONAL FINANCIAL SERVICES — 2.7%
24,847,000	Bank of New York Mellon Corporation(c)	SOFRRATE + 1.345%	4.4140	07/24/26	24,830,696
59,165,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	59,311,640
8,440,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 0.789%	1.0930	12/09/26	8,261,135
20,000,000	Jefferies Financial Group, Inc.		5.0000	02/10/26	20,028,007
19,000,000	Jefferies Financial Group, Inc.		5.0300	03/16/26	19,048,388
4,073,000	Morgan Stanley Series I(c)	SOFRRATE + 1.669%	4.6790	07/17/26	4,070,002
18,000,000	Morgan Stanley(c)	SOFRRATE + 1.770%	6.1380	10/16/26	18,109,681
29,000,000	Morgan Stanley(c)	SOFRRATE + 0.720%	0.9850	12/10/26	28,350,544
20,000,000	State Street Bank & Trust Company(a)	SOFRRATE + 0.460%	4.8130	11/25/26	19,983,445
					201,993,538
	INTERNET MEDIA & SERVICES — 0.2%
13,000,000	Netflix, Inc.(b)		3.6250	06/15/25	12,975,344

	LEISURE FACILITIES & SERVICES — 0.1%
9,929,000	McDonald's Corporation Series MTN B		3.3750	05/26/25	9,918,922

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	MACHINERY — 1.1%
42,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.690%	5.0150	10/16/26	$42,153,610
40,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.380%	4.7240	01/07/27	39,906,322
					82,059,932
	MEDICAL EQUIPMENT & DEVICES — 0.6%
41,554,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	41,748,673
5,025,000	Stryker Corporation		1.1500	06/15/25	5,002,576
					46,751,249
	OIL & GAS PRODUCERS — 5.0%
48,317,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.7120	02/26/27	48,225,991
11,441,000	Enbridge Energy Partners, L.P.		5.8750	10/15/25	11,465,465
58,311,000	Energy Transfer, L.P.		2.9000	05/15/25	58,265,411
45,676,000	Kinder Morgan, Inc.		4.3000	06/01/25	45,644,214
53,841,000	Marathon Petroleum Corporation		4.7000	05/01/25	53,841,000
10,000,000	Ovintiv, Inc.		5.6500	05/15/25	9,996,365
77,565,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	77,446,072
5,580,000	Range Resources Corporation		4.8750	05/15/25	5,580,209
63,819,000	Williams Companies, Inc.		4.0000	09/15/25	63,633,174
					374,097,901
	REAL ESTATE INVESTMENT TRUSTS — 0.8%
53,714,000	Realty Income Corporation		4.6250	11/01/25	53,695,731
7,339,000	Weyerhaeuser Company		4.7500	05/15/26	7,348,621
					61,044,352
	RETAIL - CONSUMER STAPLES — 0.5%
33,500,000	Walmart, Inc.(a)	SOFRINDX + 0.430%	4.7590	04/28/27	33,559,553

	RETAIL - DISCRETIONARY — 1.0%
18,349,000	AutoZone, Inc.		3.1250	04/21/26	18,096,772
59,656,000	Lowe's Companies, Inc.		4.8000	04/01/26	59,792,086
					77,888,858

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.5% (Continued)
	SEMICONDUCTORS — 0.5%
33,043,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.7000	05/01/25	$33,043,000

	SOFTWARE — 1.8%
18,646,000	Fortinet, Inc.		1.0000	03/15/26	18,073,398
100,000,000	Oracle Corporation		2.9500	05/15/25	99,929,336
17,654,000	VMware, Inc.		4.5000	05/15/25	17,645,557
					135,648,291
	SPECIALTY FINANCE — 0.2%
11,068,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	11,167,113

	STEEL — 0.1%
5,203,000	Reliance, Inc.		1.3000	08/15/25	5,149,863

	TECHNOLOGY HARDWARE — 0.5%
32,000,000	HP, Inc.		2.2000	06/17/25	31,884,867
6,347,000	NetApp, Inc.		1.8750	06/22/25	6,320,086
					38,204,953
	TECHNOLOGY SERVICES — 1.3%
100,000,000	International Business Machines Corporation		3.3000	05/15/26	98,893,562

	TELECOMMUNICATIONS — 2.0%
83,800,000	Sprint, LLC		7.6250	03/01/26	84,898,102
52,457,000	T-Mobile USA, Inc.		1.5000	02/15/26	51,183,858
17,367,000	T-Mobile USA, Inc.		2.2500	02/15/26	17,036,440
					153,118,400
	TOBACCO & CANNABIS — 1.5%
29,672,000	Altria Group, Inc.		2.3500	05/06/25	29,660,535
21,230,000	Altria Group, Inc.		4.4000	02/14/26	21,184,623
62,097,000	Reynolds American, Inc.		4.4500	06/12/25	62,064,826
					112,909,984

	TOTAL CORPORATE BONDS (Cost $3,556,153,792)				3,555,744,877

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.6%
	U.S. TREASURY BILLS — 31.6%
150,000,000	United States Treasury Bill(d)		0.0000	05/01/25	$150,000,000
150,000,000	United States Treasury Bill(d)		3.7300	05/08/25	149,877,576
150,000,000	United States Treasury Bill(d)		3.9900	05/15/25	149,754,417
150,000,000	United States Treasury Bill(d)		4.1000	05/22/25	149,630,313
150,000,000	United States Treasury Bill(d)		4.1400	05/29/25	149,508,745
150,000,000	United States Treasury Bill(d)		4.1800	06/05/25	149,383,854
150,000,000	United States Treasury Bill(d)		4.2100	06/12/25	149,260,188
100,000,000	United States Treasury Bill(d)		4.2000	06/20/25	99,415,278
150,000,000	United States Treasury Bill(d)		4.2400	07/31/25	148,413,187
50,000,000	United States Treasury Bill(d)		4.1900	10/02/25	49,125,409
470,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.125%	4.3960	07/31/25	470,014,161
250,000,000	United States Treasury Note		3.5000	09/30/29	247,783,203
300,000,000	United States Treasury Note		4.1250	10/31/29	304,951,173
					2,367,117,504

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,358,858,854)				2,367,117,504

Shares
	COLLATERAL FOR SECURITIES LOANED — 0.6%
48,836,720	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.29% (e),(j)				48,836,720

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $48,836,720)

	SHORT-TERM INVESTMENTS — 16.7%
	MONEY MARKET FUND – 16.7%
1,251,144,297	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.18% (Cost $1,251,144,297)(e)				1,251,144,297

Contracts(f)		Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.0% (g)

	PUT OPTIONS PURCHASED - 0.0%(g)
4,675	U.S. 10 Years Futures Option	06/25/2025	$101.50	$522,945,500	47
3,000	U.S. 5 Years Futures Option	06/25/2025	100.00	326,730,000	30
	TOTAL PUT OPTIONS PURCHASED (Cost - $96,500)				77

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $96,500)				77

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Fair Value
TOTAL INVESTMENTS - 102.1% (Cost $7,653,071,641)	$7,651,738,214
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(155,964,522)
NET ASSETS - 100.0%	$7,495,773,692

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	(Depreciation)
7,250	CBOT 5 Year U.S. Treasury Note	07/01/2025	$791,666,019	$1,047,614
400	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	111,740,000	(17,320)
	TOTAL FUTURES CONTRACTS			$1,030,294

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 306,163,141 or 4.1% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(d)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2025.

(e)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

(f)	Each contract is equivalent to one futures contract.

(g)	Percentage rounds to less than 0.1%.

(h)	Affiliated Security.

(i)	All or a portion of the security is on loan. Total loaned securities had a value of $47,849,692 at April 30, 2025.

(j)	Security purchased with cash proceeds of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

							Unrealized
		Termination	Interest Rate	Notional Value at		Upfront	Appreciation
Reference Entity	Counterparty	Date	Payable	April 30, 2025	Value	Premiums Paid	(Depreciation)
CDX North American High Yield Series 42	GS	6/20/2029	5.00%	$329,900,000	$15,833,660	$21,042,433	$(5,208,773)
CDX North American High Yield Series 43	GS	12/20/2029	5.00%	73,600,000	3,153,490	3,089,376	64,114
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	1,195,000,000	48,644,155	46,268,037	2,376,118
CDX North American High Yield Series 44	MS	6/20/2030	5.00%	34,000,000	1,375,720	1,362,674	13,046
TOTAL					$69,007,025	$71,762,520	$(2,755,495)

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, w hen a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection w ill either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2%
	AEROSPACE & DEFENSE — 1.8%
800,000	Boeing Company		6.2980	05/01/29	$840,757
1,500,000	Boeing Company		5.1500	05/01/30	1,513,840
100,000	Boeing Company		3.6250	02/01/31	93,321
1,100,000	Boeing Company		6.5280	05/01/34	1,181,900
1,100,000	Boeing Company		5.7050	05/01/40	1,065,313
1,000,000	Boeing Company		5.8050	05/01/50	938,803
800,000	Boeing Company		6.8580	05/01/54	856,022
1,400,000	Boeing Company		5.9300	05/01/60	1,296,101
600,000	Boeing Compan		7.0080	05/01/64	641,727
1,100,000	General Dynamics Corporation		3.6250	04/01/30	1,067,656
900,000	L3Harris Technologies, Inc.		4.4000	06/15/28	898,261
500,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	507,191
500,000	L3Harris Technologies, Inc.		5.3500	06/01/34	504,025
500,000	Lockheed Martin Corporation		5.2500	01/15/33	515,761
800,000	Lockheed Martin Corporation		4.0700	12/15/42	663,009
800,000	Lockheed Martin Corporation		3.8000	03/01/45	628,123
900,000	Lockheed Martin Corporation		4.0900	09/15/52	699,305
600,000	Lockheed Martin Corporation		5.2000	02/15/55	558,655
700,000	Northrop Grumman Corporation		4.4000	05/01/30	695,808
400,000	Northrop Grumman Corporation		5.2000	06/01/54	367,855
900,000	Raytheon Technologies Corporation		4.1500	05/15/45	725,606
1,100,000	Raytheon Technologies Corporation		3.0300	03/15/52	691,031
1,200,000	RTX Corporation		4.1250	11/16/28	1,189,600
700,000	RTX Corporation		2.2500	07/01/30	626,366
300,000	RTX Corporation		6.0000	03/15/31	320,157
700,000	RTX Corporation		5.1500	02/27/33	706,758
700,000	RTX Corporation		6.1000	03/15/34	751,671
600,000	RTX Corporation		3.7500	11/01/46	450,190
500,000	RTX Corporation		5.3750	02/27/53	471,055
600,000	RTX Corporation		6.4000	03/15/54	645,296
					22,111,163

	APPAREL & TEXTILE PRODUCTS — 0.1%
700,000	NIKE, Inc.		2.8500	03/27/30	654,384
800,000	NIKE, Inc.		3.3750	03/27/50	556,959
					1,211,343

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	ASSET MANAGEMENT — 0.4%
500,000	Apollo Debt Solutions BDC		6.7000	07/29/31	$508,176
800,000	Ares Capital Corporation		5.8000	03/08/32	782,487
900,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	909,137
600,000	Brookfield Finance, Inc.		5.9680	03/04/54	585,912
800,000	Charles Schwab Corporation		2.9000	03/03/32	704,275
700,000	Raymond James Financial, Inc.		4.9500	07/15/46	619,927
600,000	Sixth Street Lending Partners(a)		6.1250	07/15/30	601,613
600,000	UBS Group A.G.		4.8750	05/15/45	528,941
					5,240,468
	AUTOMOTIVE — 1.9%
1,000,000	American Honda Finance Corporation		5.1250	07/07/28	1,020,612
800,000	American Honda Finance Corporation		5.6500	11/15/28	830,897
800,000	Aptiv plc / Aptiv Corporation		4.1500	05/01/52	547,367
1,000,000	Ford Motor Company Class B		3.2500	02/12/32	817,194
900,000	Ford Motor Company		6.1000	08/19/32	865,709
900,000	Ford Motor Company		4.7500	01/15/43	674,169
900,000	Ford Motor Credit Company, LLC		6.7980	11/07/28	917,738
800,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	784,164
600,000	Ford Motor Credit Company, LLC		5.1130	05/03/29	575,275
700,000	Ford Motor Credit Company, LLC		5.8750	11/07/29	688,022
700,000	Ford Motor Credit Company, LLC		7.3500	03/06/30	723,336
300,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	266,704
500,000	Ford Motor Credit Company, LLC		6.0500	03/05/31	488,260
300,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	290,720
200,000	Ford Motor Credit Company, LLC		7.1220	11/07/33	201,227
800,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	756,160
600,000	General Motors Company		5.0000	10/01/28	600,571
800,000	General Motors Company		6.6000	04/01/36	822,688
700,000	General Motors Company		6.2500	10/02/43	660,808
600,000	General Motors Company		5.2000	04/01/45	497,169
600,000	General Motors Company		5.9500	04/01/49	534,978
600,000	General Motors Financial Company, Inc.		5.8000	01/07/29	612,323

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	AUTOMOTIVE — 1.9% (Continued)
500,000	General Motors Financial Company, Inc.		4.3000	04/06/29	$482,679
500,000	General Motors Financial Company, Inc.		5.3500	01/07/30	500,802
500,000	General Motors Financial Company, Inc.		5.8500	04/06/30	507,998
600,000	General Motors Financial Company, Inc.		3.6000	06/21/30	551,418
500,000	General Motors Financial Company, Inc.		5.7500	02/08/31	504,850
700,000	General Motors Financial Company, Inc.		2.7000	06/10/31	598,213
500,000	General Motors Financial Company, Inc.		3.1000	01/12/32	428,187
500,000	General Motors Financial Company, Inc.		6.4000	01/09/33	516,473
500,000	General Motors Financial Company, Inc.		6.1000	01/07/34	501,850
500,000	General Motors Financial Company, Inc.		5.9500	04/04/34	497,232
500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	590,217
700,000	Toyota Motor Credit Corporation		5.2500	09/11/28	721,449
500,000	Toyota Motor Credit Corporation		4.4500	06/29/29	501,305
800,000	Toyota Motor Credit Corporation		3.3750	04/01/30	761,310
600,000	Toyota Motor Credit Corporation		5.5500	11/20/30	629,599
600,000	Toyota Motor Credit Corporation		5.3500	01/09/35	614,418
					23,084,091
	BANKING — 15.5%
800,000	Banco Santander S.A.		6.6070	11/07/28	853,611
800,000	Banco Santander S.A.		5.5650	01/17/30	825,694
600,000	Banco Santander S.A.(b)	H15T1Y + 1.450%	5.5380	03/14/30	615,306
1,000,000	Banco Santander S.A.		2.7490	12/03/30	875,617
1,000,000	Banco Santander S.A.		6.9210	08/08/33	1,062,551
600,000	Banco Santander S.A.		6.3500	03/14/34	612,516
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.630%	5.2020	04/25/29	1,225,124
600,000	Bank of America Corporation(b)	SOFRRATE + 1.060%	2.0870	06/14/29	557,973
1,200,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	1,191,544
800,000	Bank of America Corporation(b)	SOFRRATE + 1.570%	5.8190	09/15/29	832,966
700,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	684,667
1,000,000	Bank of America Corporation(b)	SOFRRATE + 1.000%	5.1620	01/24/31	1,017,489
800,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	723,140
1,600,000	Bank of America Corporation(b)	SOFRRATE + 2.150%	2.5920	04/29/31	1,443,453

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
1,200,000	Bank of America Corporation B(b)	SOFRRATE + 1.530%	1.8980	07/23/31	$1,039,684
900,000	Bank of America Corporation(b)	SOFRRATE + 1.370%	1.9220	10/24/31	775,354
800,000	Bank of America Corporation(b)	SOFRRATE + 1.220%	2.6510	03/11/32	708,713
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	1,236,769
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.220%	2.2990	07/21/32	1,115,610
1,100,000	Bank of America Corporation Series N(b)	SOFRRATE + 1.210%	2.5720	10/20/32	954,250
900,000	Bank of America Corporation(b)	SOFRRATE + 1.330%	2.9720	02/04/33	790,847
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.830%	4.5710	04/27/33	1,258,558
1,500,000	Bank of America Corporation(b)	SOFRRATE + 2.160%	5.0150	07/22/33	1,493,287
1,600,000	Bank of America Corporation(b)	SOFRRATE + 1.910%	5.2880	04/25/34	1,603,658
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.840%	5.8720	09/15/34	1,249,094
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.650%	5.4680	01/23/35	1,417,656
1,000,000	Bank of America Corporation(b)	SOFRRATE + 1.310%	5.5110	01/24/36	1,012,862
600,000	Bank of America Corporation		6.1100	01/29/37	619,062
800,000	Bank of America Corporation(b)	TSFR3M + 2.076%	4.2440	04/24/38	714,669
600,000	Bank of America Corporation		7.7500	05/14/38	702,525
1,800,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	1,273,398
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	1,054,930
1,000,000	Bank of America Corporation(b)	TSFR3M + 1.782%	4.3300	03/15/50	812,216
1,800,000	Bank of America Corporation B(b)	TSFR3M + 3.412%	4.0830	03/20/51	1,396,233
1,100,000	Bank of America Corporation(b)	SOFRRATE + 1.560%	2.9720	07/21/52	696,567
500,000	Bank of Montreal		5.7170	09/25/28	520,073
500,000	Bank of Montreal		5.5110	06/04/31	519,646
500,000	Bank of Nova Scotia		4.8500	02/01/30	505,241
500,000	Bank of Nova Scotia(b)	SOFRRATE + 1.070%	5.1300	02/14/31	507,169
900,000	Barclays plc(b)	US0003M + 1.902%	4.9720	05/16/29	903,538

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
400,000	Barclays plc(b)	SOFRRATE + 2.220%	6.4900	09/13/29	$420,860
400,000	Barclays plc(b)	SOFRRATE + 1.740%	5.6900	03/12/30	410,585
800,000	Barclays plc(b)	SOFRRATE + 1.230%	5.3670	02/25/31	810,447
800,000	Barclays plc(b)	H15T1Y + 1.900%	2.6450	06/24/31	715,371
1,000,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	1,115,162
900,000	Barclays plc(b)	SOFRRATE + 2.980%	6.2240	05/09/34	937,550
600,000	Barclays plc(b)	SOFRRATE + 2.620%	6.6920	09/13/34	640,357
600,000	Barclays plc(b)	SOFRRATE + 1.910%	5.3350	09/10/35	581,367
1,000,000	Barclays plc(b)	SOFRRATE + 1.590%	5.7850	02/25/36	999,511
800,000	Canadian Imperial Bank of Commerce(b)	SOFRRATE + 1.105%	5.2450	01/13/31	815,248
800,000	Canadian Imperial Bank of Commerce		3.6000	04/07/32	734,411
900,000	Citibank NA		5.5700	04/30/34	927,863
900,000	Citigroup, Inc.		4.1250	07/25/28	889,595
700,000	Citigroup, Inc.(b)	TSFR3M + 1.454%	4.0750	04/23/29	691,617
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.364%	5.1740	02/13/30	811,013
500,000	Citigroup, Inc.(b)	US0003M + 1.338%	3.9800	03/20/30	486,130
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.338%	4.5420	09/19/30	692,144
600,000	Citigroup, Inc.(b)	SOFRRATE + 1.422%	2.9760	11/05/30	556,259
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.146%	2.6660	01/29/31	725,753
1,300,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	1,274,923
1,400,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	1,252,104
1,100,000	Citigroup, Inc.(b)	SOFRRATE + 1.167%	2.5610	05/01/32	960,468
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.177%	2.5200	11/03/32	602,191
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 1.351%	3.0570	01/25/33	877,760
800,000	Citigroup, Inc.(b)	SOFRRATE + 2.086%	4.9100	05/24/33	785,886

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.338%	6.2700	11/17/33	$1,059,007
1,100,000	Citigroup, Inc.(b)	SOFRRATE + 1.465%	5.3330	03/27/36	1,090,239
700,000	Citigroup, Inc.(b)	SOFRRATE + 4.548%	5.3160	03/26/41	670,976
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.379%	2.9040	11/03/42	553,706
700,000	Citigroup, Inc.		6.6750	09/13/43	740,066
900,000	Citigroup, Inc.		4.7500	05/18/46	745,738
900,000	Citigroup, Inc.		4.6500	07/23/48	756,793
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.746%	5.6120	03/04/56	670,376
400,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	409,047
600,000	Citizens Financial Group, Inc.		3.2500	04/30/30	550,063
500,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 1.259%	5.2530	03/05/31	500,241
800,000	Cooperatieve Rabobank UA		5.7500	12/01/43	775,515
500,000	Deutsche Bank A.G.		5.4140	05/10/29	514,657
800,000	Deutsche Bank A.G.(b)	SOFRRATE + 3.043%	3.5470	09/18/31	738,671
500,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.050%	5.4030	09/11/35	487,464
1,100,000	Fifth Third Bancorp(b)	SOFRRATE + 2.340%	6.3390	07/27/29	1,152,815
500,000	Fifth Third Bancorp(b)	SOFRINDX + 2.127%	4.7720	07/28/30	497,842
600,000	Fifth Third Bancorp(b)	SOFRRATE + 1.840%	5.6310	01/29/32	613,825
1,200,000	HSBC Holdings plc(b)	US0003M + 1.535%	4.5830	06/19/29	1,195,720
1,000,000	HSBC Holdings plc		4.9500	03/31/30	1,009,523
900,000	HSBC Holdings plc(b)	US0003M + 1.610%	3.9730	05/22/30	869,050
500,000	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.2860	11/19/30	507,016
500,000	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.1300	03/03/31	503,325
900,000	HSBC Holdings plc(b)	SOFRRATE + 2.387%	2.8480	06/04/31	812,733
700,000	HSBC Holdings plc(b)		2.3570	08/18/31	613,899
400,000	HSBC Holdings plc(b)	SOFRRATE + 1.520%	5.7330	05/17/32	413,293

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
1,200,000	HSBC Holdings plc(b)	SOFRRATE + 1.187%	2.8040	05/24/32	$1,055,259
700,000	HSBC Holdings plc(b)	SOFRRATE + 2.870%	5.4020	08/11/33	707,295
900,000	HSBC Holdings plc(b)	SOFRRATE + 2.390%	6.2540	03/09/34	950,756
700,000	HSBC Holdings plc(b)	SOFRRATE + 1.780%	5.7190	03/04/35	714,919
900,000	HSBC Holdings plc(b)	SOFRRATE + 1.560%	5.4500	03/03/36	893,126
900,000	HSBC Holdings plc		6.5000	09/15/37	932,463
1,000,000	HSBC Holdings plc(b)	SOFRRATE + 2.650%	6.3320	03/09/44	1,049,881
600,000	HSBC Holdings plc		5.2500	03/14/44	558,233
1,000,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 2.020%	6.2080	08/21/29	1,039,225
700,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 1.276%	5.2720	01/15/31	705,023
600,000	ING Groep N.V.(b)	SOFRRATE + 1.440%	5.3350	03/19/30	612,143
600,000	ING Groep N.V.(b)	SOFRINDX + 1.230%	5.0660	03/25/31	604,815
700,000	ING Groep N.V.(b)	SOFRRATE + 2.090%	6.1140	09/11/34	736,261
900,000	ING Groep N.V.(b)	SOFRRATE + 1.770%	5.5500	03/19/35	908,868
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.015%	2.0690	06/01/29	652,546
1,200,000	JPMorgan Chase & Company(b)	TSFR3M + 1.522%	4.2030	07/23/29	1,189,405
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.450%	5.2990	07/24/29	819,446
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.570%	6.0870	10/23/29	630,225
900,000	JPMorgan Chase & Company(b)	US0003M + 1.330%	4.4520	12/05/29	898,094
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.310%	5.0120	01/23/30	710,752
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.160%	5.5810	04/22/30	621,325
600,000	JPMorgan Chase & Company(b)	TSFR3M + 1.422%	3.7020	05/06/30	580,036
500,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.125%	4.9950	07/22/30	506,747
900,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	832,109
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.900%	5.1400	01/24/31	713,967

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
1,300,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	$1,289,640
1,300,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.040%	2.5220	04/22/31	1,175,026
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.435%	5.1030	04/22/31	712,222
700,000	JPMorgan Chase & Company(b)	TSFR3M + 1.105%	1.7640	11/19/31	598,754
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.065%	1.9530	02/04/32	857,752
900,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	796,733
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.180%	2.5450	11/08/32	696,659
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.260%	2.9630	01/25/33	708,782
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.800%	4.5860	04/26/33	781,139
1,400,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.080%	4.9120	07/25/33	1,391,583
1,400,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.845%	5.3500	06/01/34	1,421,220
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.810%	6.2540	10/23/34	1,073,884
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.620%	5.3360	01/23/35	906,572
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.490%	5.7660	04/22/35	828,602
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.460%	5.2940	07/22/35	899,627
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.340%	4.9460	10/22/35	682,857
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.315%	5.5020	01/24/36	914,224
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.680%	5.5720	04/22/36	714,784
900,000	JPMorgan Chase & Company(b)	US0003M + 1.360%	3.8820	07/24/38	779,311
700,000	JPMorgan Chase & Company		5.6000	07/15/41	707,259
700,000	JPMorgan Chase & Company		5.4000	01/06/42	693,948
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.460%	3.1570	04/22/42	745,169
900,000	JPMorgan Chase & Company		4.9500	06/01/45	819,263
1,100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.550%	5.5340	11/29/45	1,084,292
1,200,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	939,050
700,000	JPMorgan Chase & Company(b)	TSFR3M + 1.482%	3.8970	01/23/49	541,384

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.440%	3.1090	04/22/51	$527,731
1,100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	754,494
700,000	Lloyds Banking Group plc(b)	H15T1Y + 1.070%	5.7210	06/05/30	723,437
1,000,000	Lloyds Banking Group plc(b)	H15T1Y + 1.750%	5.6790	01/05/35	1,011,413
800,000	Lloyds Banking Group plc		4.3440	01/09/48	614,793
700,000	M&T Bank Corporation(b)	SOFRRATE + 1.610%	5.3850	01/16/36	680,720
700,000	Mitsubishi UFJ Financial Group, Inc.		4.0500	09/11/28	693,394
900,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	850,441
900,000	Mitsubishi UFJ Financial Group, Inc.		2.5590	02/25/30	817,101
600,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.780%	5.1970	01/16/31	611,601
1,000,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.950%	2.3090	07/20/32	858,971
500,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 2.125%	5.1330	07/20/33	499,845
900,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 1.630%	5.4410	02/22/34	915,063
800,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 1.000%	5.4260	04/17/35	805,731
800,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.500%	5.6670	05/27/29	825,392
900,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.650%	5.7780	07/06/29	931,382
800,000	Mizuho Financial Group, Inc.(b)	SOFRRATE + 1.532%	1.9790	09/08/31	689,267
700,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.800%	5.7540	05/27/34	719,093
600,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 0.980%	5.4220	05/13/36	601,490
600,000	National Bank of Canada		5.6000	12/18/28	621,174
900,000	Natwest Group plc(b)	US0003M + 1.754%	4.8920	05/18/29	904,672
700,000	NatWest Group plc(b)	US0003M + 1.905%	5.0760	01/27/30	705,043
700,000	NatWest Group plc(b)	US0003M + 1.871%	4.4450	05/08/30	688,909
700,000	NatWest Group plc(b)	H15T1Y + 1.500%	5.7780	03/01/35	711,467
300,000	PNC Bank NA		4.0500	07/26/28	295,272
1,000,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.841%	5.5820	06/12/29	1,030,339
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.198%	5.4920	05/14/30	719,803
600,000	PNC Financial Services Group, Inc.(b)	SOFRINDX + 2.140%	6.0370	10/28/33	626,483
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.933%	5.0680	01/24/34	690,773
1,000,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 2.284%	6.8750	10/20/34	1,098,150

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
600,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.902%	5.6760	01/22/35	$610,790
600,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.599%	5.4010	07/23/35	598,938
700,000	PNC Financial Services Group, Inc. (b)	SOFRRATE + 1.394%	5.5750	01/29/36	707,643
800,000	Royal Bank of Canada		5.2000	08/01/28	820,923
400,000	Royal Bank of Canada(b)	SOFRRATE + 1.100%	4.9690	08/02/30	404,763
600,000	Royal Bank of Canada(b)	SOFRINDX + 1.080%	4.6500	10/18/30	598,526
600,000	Royal Bank of Canada(b)	SOFRRATE + 1.030%	5.1530	02/04/31	609,889
700,000	Royal Bank of Canada(b)	SOFRINDX + 1.130%	4.9700	05/02/31	706,815
900,000	Royal Bank of Canada		5.0000	02/01/33	902,985
700,000	Royal Bank of Canada		5.1500	02/01/34	709,402
600,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.940%	5.3530	09/06/30	601,137
500,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.878%	5.7410	03/20/31	504,695
700,000	Santander UK Group Holdings plc(b)	SOFRINDX + 1.524%	5.6940	04/15/31	716,960
600,000	Sumitomo Mitsui Financial Group, Inc.		5.8000	07/13/28	624,369
400,000	Sumitomo Mitsui Financial Group, Inc.		5.7160	09/14/28	415,496
900,000	Sumitomo Mitsui Financial Group, Inc.		1.9020	09/17/28	828,801
1,000,000	Sumitomo Mitsui Financial Group, Inc.		2.7500	01/15/30	918,760
800,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	705,464
700,000	Sumitomo Mitsui Financial Group, Inc.		5.7660	01/13/33	727,300
500,000	Sumitomo Mitsui Financial Group, Inc.		5.5580	07/09/34	511,140
500,000	Sumitomo Mitsui Financial Group, Inc.		5.6320	01/15/35	513,929
700,000	Sumitomo Mitsui Financial Group, Inc.		5.8360	07/09/44	698,945
800,000	Toronto-Dominion Bank		5.5230	07/17/28	829,000
700,000	Toronto-Dominion Bank		4.7830	12/17/29	706,042
500,000	Toronto-Dominion Bank		5.2980	01/30/32	509,131
900,000	Toronto-Dominion Bank		4.4560	06/08/32	874,468
700,000	Truist Bank		2.2500	03/11/30	615,801
800,000	Truist Financial Corporation(b)	SOFRRATE + 0.862%	1.8870	06/07/29	737,799
800,000	Truist Financial Corporation(b)	SOFRRATE + 2.446%	7.1610	10/30/29	863,262

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
500,000	Truist Financial Corporation(b)	SOFRRATE + 1.571%	5.1530	08/05/32	$502,033
800,000	Truist Financial Corporation(b)	SOFRRATE + 2.361%	5.8670	06/08/34	819,043
1,000,000	Truist Financial Corporation(b)	SOFRRATE + 1.922%	5.7110	01/24/35	1,016,218
800,000	US Bancorp(b)	SOFRRATE + 2.020%	5.7750	06/12/29	827,186
800,000	US Bancorp(b)	SOFRRATE + 1.560%	5.3840	01/23/30	818,505
800,000	US Bancorp(b)	SOFRRATE + 1.061%	5.0460	02/12/31	809,376
700,000	US Bancorp Series AA(b)	SOFRRATE + 2.090%	5.8500	10/21/33	724,217
600,000	US Bancorp(b)	SOFRRATE + 1.600%	4.8390	02/01/34	581,597
700,000	US Bancorp(b)	SOFRRATE + 2.260%	5.8360	06/12/34	722,001
500,000	US Bancorp(b)	SOFRRATE + 1.411%	5.4240	02/12/36	500,808
1,400,000	Wells Fargo & Company(b)	SOFRRATE + 1.740%	5.5740	07/25/29	1,439,250
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.790%	6.3030	10/23/29	843,659
1,000,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	925,432
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.110%	5.2440	01/24/31	815,655
900,000	Wells Fargo & Company(b)	TSFR3M + 1.262%	2.5720	02/11/31	814,536
900,000	Wells Fargo & Company(b)	SOFRRATE + 4.032%	4.4780	04/04/31	886,541
900,000	Wells Fargo & Company(b)	SOFRRATE + 1.500%	5.1500	04/23/31	912,769
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 1.500%	3.3500	03/02/33	897,243
1,400,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	1,375,326
1,100,000	Wells Fargo & Company(b)	SOFRRATE + 2.020%	5.3890	04/24/34	1,103,842
1,300,000	Wells Fargo & Company(b)	SOFRRATE + 1.990%	5.5570	07/25/34	1,316,349
1,100,000	Wells Fargo & Company(b)	SOFRRATE + 2.060%	6.4910	10/23/34	1,181,738
900,000	Wells Fargo & Company(b)	SOFRRATE + 1.780%	5.4990	01/23/35	905,924
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.380%	5.2110	12/03/35	788,681

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BANKING — 15.5% (Continued)
600,000	Wells Fargo & Company(b)	SOFRRATE + 1.740%	5.6050	04/23/36	$608,681
900,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	661,877
800,000	Wells Fargo & Company		5.6060	01/15/44	754,793
800,000	Wells Fargo & Company		4.6500	11/04/44	668,156
700,000	Wells Fargo & Company		3.9000	05/01/45	545,577
700,000	Wells Fargo & Company		4.9000	11/17/45	598,423
800,000	Wells Fargo & Company		4.4000	06/14/46	634,844
700,000	Wells Fargo & Company		4.7500	12/07/46	582,091
1,600,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	1,410,578
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 2.130%	4.6110	04/25/53	830,976
700,000	Westpac Banking Corporation		5.5350	11/17/28	732,281
800,000	Westpac Banking Corporation		1.9530	11/20/28	741,926
1,000,000	Westpac Banking Corporation		2.1500	06/03/31	879,179
800,000	Westpac Banking Corporation		2.9630	11/16/40	582,406
					191,508,424
	BEVERAGES — 1.5%
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	913,226
600,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	762,036
700,000	Anheuser-Busch InBev Worldwide, Inc.		4.9500	01/15/42	651,776
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.4390	10/06/48	758,927
1,300,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	1,289,084
700,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	710,596
500,000	Coca-Cola Company		3.4500	03/25/30	484,932
800,000	Coca-Cola Company		1.6500	06/01/30	705,521
600,000	Coca-Cola Company		2.2500	01/05/32	527,367
800,000	Coca-Cola Company		2.5000	06/01/40	576,473
1,000,000	Coca-Cola Company		2.6000	06/01/50	612,933
800,000	Coca-Cola Company		3.0000	03/05/51	529,737
500,000	Coca-Cola Company		5.3000	05/13/54	484,366
500,000	Coca-Cola Company		5.2000	01/14/55	476,795
500,000	Coca-Cola Company		5.4000	05/13/64	483,893
600,000	CONSTELLATION BRANDS INC 3.15% 08/01/2029		3.1500	08/01/29	564,531
700,000	Constellation Brands, Inc.		2.2500	08/01/31	598,262

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BEVERAGES — 1.5% (Continued)
500,000	Diageo Capital plc		5.5000	01/24/33	$513,257
500,000	Diageo Capital plc		5.6250	10/05/33	519,224
800,000	Keurig Dr Pepper, Inc.		3.2000	05/01/30	748,692
800,000	Keurig Dr Pepper, Inc.		4.5000	04/15/52	654,904
1,000,000	Molson Coors Beverage Company		4.2000	07/15/46	799,358
700,000	PepsiCo, Inc.		2.7500	03/19/30	653,798
800,000	PepsiCo, Inc.		1.6250	05/01/30	704,266
800,000	PepsiCo, Inc.		3.9000	07/18/32	768,209
600,000	PepsiCo, Inc.		5.0000	02/07/35	605,312
900,000	PepsiCo, Inc.		2.6250	10/21/41	633,547
1,100,000	PepsiCo, Inc.		2.7500	10/21/51	684,987
					18,416,009
	BIOTECH & PHARMA — 6.1%
1,700,000	AbbVie, Inc.		3.2000	11/21/29	1,618,516
500,000	AbbVie, Inc.		4.8750	03/15/30	510,494
400,000	AbbVie, Inc.		4.9500	03/15/31	408,813
800,000	AbbVie, Inc.		5.0500	03/15/34	805,835
600,000	AbbVie, Inc.		4.5500	03/15/35	577,418
600,000	AbbVie, Inc.		5.2000	03/15/35	607,532
800,000	AbbVie, Inc.		4.5000	05/14/35	765,786
1,200,000	AbbVie, Inc.		4.0500	11/21/39	1,038,327
1,000,000	AbbVie, Inc.		4.4000	11/06/42	871,130
600,000	AbbVie, Inc.		4.8500	06/15/44	545,920
1,100,000	AbbVie, Inc.		4.7000	05/14/45	974,194
900,000	AbbVie, Inc.		4.4500	05/14/46	767,758
700,000	AbbVie, Inc.		4.8750	11/14/48	630,398
1,100,000	AbbVie, Inc.		5.4000	03/15/54	1,057,226
600,000	AbbVie, Inc.		5.5000	03/15/64	576,247
1,000,000	Amgen, Inc.		1.6500	08/15/28	918,644
700,000	Amgen, Inc.		2.4500	02/21/30	635,901
1,000,000	Amgen, Inc.		5.2500	03/02/30	1,027,291
1,500,000	Amgen, Inc.		5.2500	03/02/33	1,514,655
1,000,000	Amgen, Inc.		2.8000	08/15/41	706,873
1,300,000	Amgen, Inc.		5.6000	03/02/43	1,266,392

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
800,000	Amgen, Inc.		4.5630	06/15/48	$664,646
1,000,000	Amgen, Inc.		3.3750	02/21/50	685,077
1,400,000	Amgen, Inc.		5.6500	03/02/53	1,345,947
700,000	Amgen, Inc.		4.4000	02/22/62	533,693
900,000	Amgen, Inc.		5.7500	03/02/63	858,664
800,000	Astrazeneca Finance, LLC		4.8500	02/26/29	816,869
700,000	Astrazeneca Finance, LLC		5.0000	02/26/34	706,010
900,000	AstraZeneca plc		1.3750	08/06/30	774,248
900,000	AstraZeneca plc		6.4500	09/15/37	1,002,679
1,000,000	AstraZeneca plc		4.3750	11/16/45	861,594
1,100,000	Biogen, Inc.		3.1500	05/01/50	671,862
700,000	Bristol-Myers Squibb Company		4.9000	02/22/29	716,646
600,000	Bristol-Myers Squibb Company		5.7500	02/01/31	637,903
600,000	Bristol-Myers Squibb Company		5.1000	02/22/31	618,646
700,000	Bristol-Myers Squibb Company		2.9500	03/15/32	627,143
700,000	Bristol-Myers Squibb Company		5.2000	02/22/34	708,281
800,000	Bristol-Myers Squibb Company		4.1250	06/15/39	701,150
900,000	Bristol-Myers Squibb Company		3.5500	03/15/42	699,876
900,000	Bristol-Myers Squibb Company		6.2500	11/15/53	948,786
1,400,000	Bristol-Myers Squibb Company		5.5500	02/22/54	1,351,267
600,000	Bristol-Myers Squibb Company		3.9000	03/15/62	423,695
500,000	Bristol-Myers Squibb Company		6.4000	11/15/63	534,858
600,000	Bristol-Myers Squibb Company		5.6500	02/22/64	577,993
800,000	Eli Lilly & Company		4.5000	02/09/29	812,043
700,000	Eli Lilly & Company		4.7500	02/12/30	716,956
800,000	Eli Lilly & Company		4.7000	02/09/34	792,192
800,000	Eli Lilly & Company		5.1000	02/12/35	815,851
700,000	Eli Lilly & Company		4.8750	02/27/53	636,573
500,000	Eli Lilly & Company		5.0000	02/09/54	463,458
500,000	Eli Lilly & Company		5.0500	08/14/54	467,331
500,000	Eli Lilly & Company		5.5000	02/12/55	501,558
800,000	Eli Lilly & Company		5.1000	02/09/64	738,783
600,000	Eli Lilly & Company		5.6000	02/12/65	600,529
500,000	Gilead Sciences, Inc.		5.1000	06/15/35	501,203

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
500,000	Gilead Sciences, Inc.		4.6000	09/01/35	$480,834
500,000	Gilead Sciences, Inc.		5.6500	12/01/41	499,800
800,000	Gilead Sciences, Inc.		4.8000	04/01/44	717,278
800,000	Gilead Sciences, Inc.		4.5000	02/01/45	688,155
800,000	Gilead Sciences, Inc.		4.7500	03/01/46	705,862
800,000	Gilead Sciences, Inc.		4.1500	03/01/47	648,789
900,000	Gilead Sciences, Inc.		2.8000	10/01/50	558,894
400,000	Gilead Sciences, Inc.		5.5500	10/15/53	390,848
400,000	Gilead Sciences, Inc.		5.5000	11/15/54	388,900
500,000	GlaxoSmithKline Capital, Inc.		4.8750	04/15/35	495,101
800,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	879,644
500,000	Johnson & Johnson		4.7000	03/01/30	513,394
900,000	Johnson & Johnson		1.3000	09/01/30	779,778
500,000	Johnson & Johnson		4.8500	03/01/32	512,085
1,000,000	Johnson & Johnson		5.0000	03/01/35	1,018,493
1,000,000	Johnson & Johnson		3.6250	03/03/37	886,800
800,000	Johnson & Johnson		3.7000	03/01/46	642,937
800,000	Johnson & Johnson		3.7500	03/03/47	637,450
800,000	Merck & Company, Inc.		2.1500	12/10/31	695,570
600,000	Merck & Company, Inc.		4.5000	05/17/33	593,963
800,000	Merck & Company, Inc.		4.1500	05/18/43	675,361
600,000	Merck & Company, Inc.		4.9000	05/17/44	557,462
1,100,000	Merck & Company, Inc.		3.7000	02/10/45	858,450
1,600,000	Merck & Company, Inc.		2.7500	12/10/51	976,152
800,000	Novartis Capital Corporation		4.4000	05/06/44	704,494
800,000	Novartis Capital Corporation		4.0000	11/20/45	660,257
1,000,000	Novartis Capital Corporation		2.7500	08/14/50	634,917
600,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/30	606,887
1,300,000	Pfizer Investment Enterprises Pte Ltd.		4.7500	05/19/33	1,282,498
1,100,000	Pfizer Investment Enterprises Pte Ltd.		5.1100	05/19/43	1,031,639
1,900,000	Pfizer Investment Enterprises Pte Ltd.		5.3000	05/19/53	1,764,610
1,300,000	Pfizer Investment Enterprises Pte Ltd.		5.3400	05/19/63	1,183,357
600,000	Pfizer, Inc.		2.6250	04/01/30	552,737
600,000	Pfizer, Inc.		1.7000	05/28/30	526,473

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
900,000	Pfizer, Inc.		7.2000	03/15/39	$1,050,078
600,000	Pfizer, Inc.		4.3000	06/15/43	509,980
700,000	Pfizer, Inc.		4.4000	05/15/44	602,414
800,000	Pfizer, Inc.		4.1250	12/15/46	642,344
700,000	Regeneron Pharmaceuticals, Inc.		1.7500	09/15/30	596,877
900,000	Royalty Pharma plc		3.3000	09/02/40	659,795
1,000,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	1,017,641
700,000	Takeda Pharmaceutical Company Ltd.		5.6500	07/05/44	684,699
500,000	Takeda Pharmaceutical Company Ltd.		3.1750	07/09/50	322,404
900,000	Viatris, Inc.		4.0000	06/22/50	565,447
900,000	Wyeth, LLC		5.9500	04/01/37	947,218
600,000	Zoetis, Inc.		4.7000	02/01/43	540,599
					75,228,725
	CABLE & SATELLITE — 2.1%
1,000,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	1,034,435
600,000	Charter Communications Operating, LLC / Charter		6.6500	02/01/34	622,509
600,000	Charter Communications Operating, LLC / Charter		6.5500	06/01/34	618,283
900,000	Charter Communications Operating, LLC / Charter		6.3840	10/23/35	910,058
1,400,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	1,304,132
1,200,000	Charter Communications Operating, LLC / Charter		5.3750	05/01/47	975,067
1,100,000	Charter Communications Operating, LLC / Charter		5.7500	04/01/48	938,685
1,400,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	1,044,327
1,200,000	Charter Communications Operating, LLC / Charter		3.7000	04/01/51	743,179
1,300,000	Charter Communications Operating, LLC / Charter		3.9000	06/01/52	824,904
600,000	Charter Communications Operating, LLC / Charter		4.4000	12/01/61	390,810
1,200,000	Comcast Corporation		4.1500	10/15/28	1,196,616
900,000	Comcast Corporation		3.4000	04/01/30	857,930
500,000	Comcast Corporation		4.2500	10/15/30	493,503
700,000	Comcast Corporation		1.9500	01/15/31	607,509
500,000	Comcast Corporation		1.5000	02/15/31	422,054
100,000	Comcast Corporation		5.5000	11/15/32	103,876
500,000	Comcast Corporation		4.2500	01/15/33	477,632
500,000	Comcast Corporation		4.6500	02/15/33	490,783
600,000	Comcast Corporation		4.8000	05/15/33	592,043

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	CABLE & SATELLITE — 2.1% (Continued)
600,000	Comcast Corporation		4.2000	08/15/34	$561,650
700,000	Comcast Corporation		3.2000	07/15/36	579,203
1,000,000	Comcast Corporation		3.9000	03/01/38	856,319
600,000	Comcast Corporation		3.2500	11/01/39	463,755
900,000	Comcast Corporation		3.7500	04/01/40	737,358
1,100,000	Comcast Corporation		3.4000	07/15/46	776,847
1,000,000	Comcast Corporation		4.0000	08/15/47	761,624
1,100,000	Comcast Corporation		3.9690	11/01/47	836,270
1,100,000	Comcast Corporation		3.9990	11/01/49	829,718
1,200,000	Comcast Corporation		3.4500	02/01/50	815,422
3,000,000	Comcast Corporation		2.8870	11/01/51	1,809,180
600,000	Comcast Corporation		5.3500	05/15/53	552,129
600,000	Time Warner Cable, LLC		7.3000	07/01/38	626,080
600,000	Time Warner Cable, LLC		6.7500	06/15/39	598,230
700,000	Time Warner Cable, LLC		5.5000	09/01/41	600,295
					26,052,415
	CHEMICALS — 0.8%
800,000	Air Products and Chemicals, Inc.		4.6000	02/08/29	811,748
1,300,000	Air Products and Chemicals, Inc.		2.0500	05/15/30	1,161,623
1,000,000	Dow Chemical Company		4.3750	11/15/42	786,545
800,000	Dow Chemical Company		3.6000	11/15/50	524,772
500,000	Dow Chemical Company		6.9000	05/15/53	523,451
800,000	DuPont de Nemours, Inc.		4.7250	11/15/28	808,537
900,000	DuPont de Nemours, Inc.		5.4190	11/15/48	879,728
1,200,000	Eastman Chemical Company		5.0000	08/01/29	1,207,995
700,000	LYB International Finance III, LLC		5.5000	03/01/34	679,903
1,000,000	LYB International Finance III, LLC		4.2000	05/01/50	716,840
700,000	Nutrien Ltd.		5.8000	03/27/53	681,720
800,000	Sherwin-Williams Company		4.5000	06/01/47	664,378
					9,447,240
	COMMERCIAL SUPPORT SERVICES — 0.4%
1,300,000	Republic Services, Inc.		3.9500	05/15/28	1,291,556
800,000	Waste Connections, Inc.		5.0000	03/01/34	801,921
600,000	Waste Management, Inc.		4.6250	02/15/30	608,135

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.4% (Continued)
800,000	Waste Management, Inc.		4.8000	03/15/32	$804,627
900,000	Waste Management, Inc.		4.9500	03/15/35	893,889
100,000	Waste Management, Inc.		5.3500	10/15/54	96,247
					4,496,375
	CONSTRUCTION MATERIALS — 0.2%
800,000	CRH America Finance, Inc.		5.5000	01/09/35	811,380
700,000	CRH SMW Finance DAC		5.1250	01/09/30	712,786
1,000,000	Martin Marietta Materials, Inc.		5.1500	12/01/34	993,551
					2,517,717
	CONTAINERS & PACKAGING — 0.1%
600,000	Amcor Flexibles North America, Inc.(a)		5.5000	03/17/35	598,792
700,000	Berry Global, Inc. Series 21-25A CR		5.8000	06/15/31	728,366
					1,327,158
	DIVERSIFIED INDUSTRIALS — 0.6%
1,600,000	3M Company		2.3750	08/26/29	1,471,839
1,000,000	Emerson Electric Company		2.2000	12/21/31	869,947
1,000,000	Honeywell International, Inc.		1.9500	06/01/30	885,330
700,000	Honeywell International, Inc.		1.7500	09/01/31	588,667
600,000	Honeywell International, Inc.		5.0000	02/15/33	601,634
700,000	Honeywell International, Inc.		4.5000	01/15/34	676,194
800,000	Honeywell International, Inc.		5.2500	03/01/54	751,622
1,200,000	Parker-Hannifin Corporation		4.5000	09/15/29	1,206,097
					7,051,330
	E-COMMERCE DISCRETIONARY — 0.8%
700,000	Amazon.com, Inc.		4.6500	12/01/29	718,033
900,000	Amazon.com, Inc.		1.5000	06/03/30	789,892
700,000	Amazon.com, Inc.		2.1000	05/12/31	618,362
800,000	Amazon.com, Inc.		3.6000	04/13/32	758,075
600,000	Amazon.com, Inc.		4.7000	12/01/32	607,774
1,000,000	Amazon.com, Inc.		3.8750	08/22/37	900,514
800,000	Amazon.com, Inc.		2.8750	05/12/41	592,943
100,000	Amazon.com, Inc.		4.9500	12/05/44	96,056
1,200,000	Amazon.com, Inc.		4.0500	08/22/47	985,489
1,400,000	Amazon.com, Inc.		3.1000	05/12/51	945,311

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	E-COMMERCE DISCRETIONARY — 0.8% (Continued)
900,000	Amazon.com, Inc.		3.9500	04/13/52	$711,219
900,000	Amazon.com, Inc.		4.2500	08/22/57	732,994
700,000	Amazon.com, Inc.		4.1000	04/13/62	548,106
700,000	eBay, Inc.		4.0000	07/15/42	555,033
					9,559,801
	ELECTRIC UTILITIES — 3.4%
700,000	AES Corporation		5.8000	03/15/32	697,847
600,000	American Electric Power Company, Inc.		5.6250	03/01/33	615,047
700,000	Berkshire Hathaway Energy Company		5.1500	11/15/43	653,028
900,000	Berkshire Hathaway Energy Company		4.6000	05/01/53	736,988
700,000	Consolidated Edison Company of New York, Inc.		5.9000	11/15/53	706,442
800,000	Consolidated Edison Company of New York, Inc.		5.7000	05/15/54	787,976
600,000	Constellation Energy Generation, LLC		6.5000	10/01/53	623,047
600,000	Constellation Energy Generation, LLC		5.7500	03/15/54	568,481
700,000	Dominion Energy, Inc.		5.0000	06/15/30	706,634
900,000	Dominion Energy, Inc.		2.2500	08/15/31	769,244
900,000	DTE Energy Company Series C		4.8750	06/01/28	908,367
800,000	Duke Energy Carolinas, LLC		4.9500	01/15/33	803,944
500,000	Duke Energy Carolinas, LLC		5.3500	01/15/53	471,228
500,000	Duke Energy Carolinas, LLC		5.4000	01/15/54	477,338
900,000	Duke Energy Corporation		2.4500	06/01/30	807,454
700,000	Duke Energy Corporation		5.4500	06/15/34	710,714
1,000,000	Duke Energy Corporation		3.7500	09/01/46	723,465
500,000	Entergy Louisiana, LLC		5.8000	03/15/55	492,717
900,000	Exelon Corporation		4.0500	04/15/30	876,695
900,000	Exelon Corporation		4.7000	04/15/50	743,616
600,000	Florida Power & Light Company		2.4500	02/03/32	523,233
700,000	Florida Power & Light Company		4.8000	05/15/33	696,256
600,000	Florida Power & Light Company		5.3000	06/15/34	614,738
800,000	Florida Power & Light Company		2.8750	12/04/51	504,671
600,000	Florida Power & Light Company		5.3000	04/01/53	570,468
1,100,000	Georgia Power Company		4.9500	05/17/33	1,096,408
700,000	MidAmerican Energy Company		5.8500	09/15/54	709,746
600,000	National Grid plc		5.4180	01/11/34	606,446

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	ELECTRIC UTILITIES — 3.4% (Continued)
600,000	NextEra Energy Capital Holdings, Inc.		5.3000	03/15/32	$611,582
700,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	695,736
500,000	NextEra Energy Capital Holdings, Inc.		5.2500	03/15/34	497,742
600,000	NextEra Energy Capital Holdings, Inc.		5.4500	03/15/35	603,783
800,000	NextEra Energy Capital Holdings, Inc.		5.2500	02/28/53	718,375
500,000	Northern States Power Company		5.1000	05/15/53	457,145
600,000	Oncor Electric Delivery Company, LLC		5.5500	06/15/54	573,760
700,000	Pacific Gas and Electric Company		6.1000	01/15/29	722,467
1,100,000	Pacific Gas and Electric Company		4.5500	07/01/30	1,065,735
600,000	Pacific Gas and Electric Company		6.4000	06/15/33	620,112
500,000	Pacific Gas and Electric Company		5.8000	05/15/34	499,153
600,000	Pacific Gas and Electric Company		5.7000	03/01/35	591,515
800,000	Pacific Gas and Electric Company		4.5000	07/01/40	662,935
1,500,000	Pacific Gas and Electric Company		4.9500	07/01/50	1,206,799
900,000	Pacific Gas and Electric Company		3.5000	08/01/50	576,175
700,000	Pacific Gas and Electric Company		6.7500	01/15/53	706,175
700,000	PacifiCorporation		5.4500	02/15/34	704,752
600,000	PacifiCorporation		5.5000	05/15/54	544,962
800,000	PacifiCorporation		5.8000	01/15/55	762,911
500,000	PPL Capital Funding, Inc.		5.2500	09/01/34	499,677
700,000	Public Service Company of Colorado		5.3500	05/15/34	703,554
500,000	Public Service Company of Colorado		5.7500	05/15/54	487,386
800,000	Public Service Enterprise Group, Inc.		2.4500	11/15/31	694,704
700,000	San Diego Gas & Electric Company		5.3500	04/01/53	647,197
700,000	Southern California Edison Company		5.4500	06/01/31	707,384
800,000	Southern California Edison Company		5.2000	06/01/34	767,947
1,200,000	Southern California Edison Company		4.0000	04/01/47	861,599
600,000	Southern Company		5.2000	06/15/33	602,989
400,000	Southern Company		4.4000	07/01/46	324,538
3,000,000	Southern Company(b)	H15T5Y + 3.733%	4.0000	01/15/51	2,963,230
700,000	Xcel Energy, Inc.		5.6000	04/15/35	705,909
					41,990,166
	ELECTRICAL EQUIPMENT — 0.4%
1,000,000	Amphenol Corporation		2.8000	02/15/30	932,415

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	ELECTRICAL EQUIPMENT — 0.4% (Continued)
1,300,000	Carrier Global Corporation B		2.7220	02/15/30	$1,199,378
1,100,000	Carrier Global Corporation		2.7000	02/15/31	987,894
1,400,000	Otis Worldwide Corporation		5.2500	08/16/28	1,436,955
					4,556,642
	ENTERTAINMENT CONTENT — 0.9%
600,000	Fox Corporation		5.4760	01/25/39	575,511
700,000	Fox Corporation		5.5760	01/25/49	639,398
800,000	Paramount Global		4.2000	05/19/32	716,040
900,000	Paramount Global		4.3750	03/15/43	648,967
600,000	Walt Disney Company		2.0000	09/01/29	547,488
600,000	Walt Disney Company		3.8000	03/22/30	586,703
600,000	Walt Disney Company		2.6500	01/13/31	547,031
500,000	Walt Disney Company		6.6500	11/15/37	563,581
1,000,000	Walt Disney Company		3.5000	05/13/40	808,979
1,100,000	Walt Disney Company		2.7500	09/01/49	685,057
1,000,000	Walt Disney Company		3.6000	01/13/51	728,168
2,000,000	Warnermedia Holdings, Inc.		4.2790	03/15/32	1,711,016
2,500,000	Warnermedia Holdings, Inc.		5.1410	03/15/52	1,719,757
1,100,000	Warnermedia Holdings, Inc.		5.3910	03/15/62	750,399
					11,228,095
	FOOD — 1.0%
800,000	Campbell Soup Company		5.4000	03/21/34	805,703
900,000	Conagra Brands, Inc.		4.8500	11/01/28	905,360
700,000	Conagra Brands, Inc.		5.3000	11/01/38	661,782
600,000	Hormel Foods Corporation		1.8000	06/11/30	530,157
800,000	J M Smucker Company		6.5000	11/15/53	851,153
1,800,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		5.5000	01/15/30	1,829,666
1,000,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		3.0000	05/15/32	862,518
900,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	928,339
900,000	JBS USA LUX Sarl / JBS USA Food Company / JBS USA(a)		5.9500	04/20/35	927,909
2,300,000	Kraft Heinz Foods Company		4.3750	06/01/46	1,862,560
900,000	Mondelez International, Inc.		3.0000	03/17/32	801,729
1,000,000	Tyson Foods, Inc.		5.1000	09/28/48	887,773
					11,854,649

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	GAS & WATER UTILITIES — 0.3%
900,000	American Water Capital Corporation		4.4500	06/01/32	$876,117
700,000	American Water Capital Corporation		5.2500	03/01/35	703,514
800,000	NiSource, Inc.		3.6000	05/01/30	762,187
600,000	NiSource, Inc.		1.7000	02/15/31	506,576
800,000	NiSource, Inc.		4.3750	05/15/47	649,797
					3,498,191
	HEALTH CARE FACILITIES & SERVICES — 4.2%
600,000	AmerisourceBergen Corporation		2.7000	03/15/31	536,200
800,000	Anthem, Inc.		4.6500	08/15/44	690,686
1,000,000	Anthem, Inc.		3.6000	03/15/51	701,049
500,000	Cardinal Health, Inc.		5.3500	11/15/34	501,611
1,000,000	Centene Corporation		2.4500	07/15/28	919,535
900,000	Centene Corporation		4.6250	12/15/29	866,856
600,000	Centene Corporation		2.5000	03/01/31	509,024
500,000	Centene Corporation		2.6250	08/01/31	422,460
700,000	Cigna Corporation		4.8000	07/15/46	603,658
900,000	Cigna Group		4.3750	10/15/28	897,846
800,000	Cigna Group		2.3750	03/15/31	701,543
400,000	Cigna Group		5.1250	05/15/31	407,952
600,000	Cigna Group		5.2500	02/15/34	604,165
1,100,000	Cigna Group		4.9000	12/15/48	949,038
1,000,000	Cigna Group		3.4000	03/15/51	661,075
700,000	Cigna Group		5.6000	02/15/54	660,195
700,000	CVS Health Corporation		5.0000	01/30/29	707,166
800,000	CVS Health Corporation		3.2500	08/15/29	753,123
600,000	CVS Health Corporation		5.1250	02/21/30	606,476
600,000	CVS Health Corporation		5.2500	01/30/31	607,824
700,000	CVS Health Corporation		5.5500	06/01/31	718,357
700,000	CVS Health Corporation		5.2500	02/21/33	692,932
600,000	CVS Health Corporation		5.3000	06/01/33	595,290
1,700,000	CVS Health Corporation		4.7800	03/25/38	1,530,717
800,000	CVS Health Corporation		5.3000	12/05/43	715,407
1,600,000	CVS Health Corporation		5.1250	07/20/45	1,388,570
800,000	CVS Health Corporation		5.6250	02/21/53	727,452

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2% (Continued)
1,000,000	CVS Health Corporation		5.8750	06/01/53	$939,461
700,000	Elevance Health, Inc.		4.9500	11/01/31	705,844
600,000	Elevance Health, Inc.		5.3750	06/15/34	607,365
600,000	Elevance Health, Inc.		5.2000	02/15/35	599,888
1,000,000	Elevance Health, Inc.		3.1250	05/15/50	643,859
500,000	Elevance Health, Inc.		6.1000	10/15/52	507,845
900,000	Elevance Health, Inc.		5.1250	02/15/53	796,094
600,000	HCA, Inc.		5.2000	06/01/28	609,380
800,000	HCA, Inc.		4.1250	06/15/29	777,963
700,000	HCA, Inc.		3.5000	09/01/30	653,297
400,000	HCA, Inc.		5.5000	03/01/32	404,629
500,000	HCA, Inc.		3.6250	03/15/32	452,609
600,000	HCA, Inc.		5.5000	06/01/33	603,219
500,000	HCA, Inc.		5.4500	09/15/34	495,235
600,000	HCA, Inc.		5.7500	03/01/35	604,857
600,000	HCA, Inc.		5.5000	06/15/47	544,203
800,000	HCA, Inc.		5.2500	06/15/49	695,694
700,000	HCA, Inc.		3.5000	07/15/51	453,652
800,000	HCA, Inc.		4.6250	03/15/52	629,172
400,000	HCA, Inc.		5.9000	06/01/53	378,370
500,000	HCA, Inc.		6.2000	03/01/55	491,194
1,400,000	Humana, Inc.		5.3750	04/15/31	1,416,266
900,000	IQVIA, Inc.		6.2500	02/01/29	936,074
800,000	Laboratory Corp of America Holdings		4.8000	10/01/34	768,997
500,000	Quest Diagnostics, Inc.		2.9500	06/30/30	462,225
500,000	Quest Diagnostics, Inc.		6.4000	11/30/33	542,041
800,000	UnitedHealth Group, Inc.		4.2500	01/15/29	799,219
800,000	UnitedHealth Group, Inc.		4.8000	01/15/30	812,571
700,000	UnitedHealth Group, Inc.		2.0000	05/15/30	621,341
700,000	UnitedHealth Group, Inc.		4.9500	01/15/32	705,955
600,000	UnitedHealth Group, Inc.		4.2000	05/15/32	576,915
700,000	UnitedHealth Group, Inc.		5.3500	02/15/33	716,809
700,000	UnitedHealth Group, Inc.		4.5000	04/15/33	676,860
600,000	UnitedHealth Group, Inc.		6.8750	02/15/38	680,839

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2% (Continued)
800,000	UnitedHealth Group, Inc.		5.5000	07/15/44	$774,646
900,000	UnitedHealth Group, Inc.		4.7500	07/15/45	789,100
900,000	UnitedHealth Group, Inc.		4.2500	06/15/48	717,377
900,000	UnitedHealth Group, Inc.		2.9000	05/15/50	557,020
1,000,000	UnitedHealth Group, Inc.		3.2500	05/15/51	660,967
800,000	UnitedHealth Group, Inc.		4.7500	05/15/52	675,623
800,000	UnitedHealth Group, Inc.		5.8750	02/15/53	793,885
800,000	UnitedHealth Group, Inc.		5.0500	04/15/53	709,054
700,000	UnitedHealth Group, Inc.		5.3750	04/15/54	651,161
600,000	UnitedHealth Group, Inc.		5.6250	07/15/54	579,016
700,000	UnitedHealth Group, Inc.		3.8750	08/15/59	489,174
500,000	UnitedHealth Group, Inc.		6.0500	02/15/63	503,676
700,000	UnitedHealth Group, Inc.		5.2000	04/15/63	619,157
600,000	UnitedHealth Group, Inc.		5.7500	07/15/64	580,592
700,000	Universal Health Services, Inc.		2.6500	10/15/30	613,051
					51,699,648
	HOUSEHOLD PRODUCTS — 0.4%
500,000	Kenvue, Inc.		5.0000	03/22/30	515,103
600,000	Kenvue, Inc.		4.9000	03/22/33	606,720
800,000	Kenvue, Inc.		5.0500	03/22/53	743,693
600,000	Kimberly-Clark Corporation B		3.1000	03/26/30	568,862
600,000	Procter & Gamble Company		3.0000	03/25/30	572,178
700,000	Procter & Gamble Company		1.2000	10/29/30	599,673
400,000	Procter & Gamble Company		4.0500	01/26/33	392,114
600,000	Unilever Capital Corporation		5.9000	11/15/32	651,644
700,000	Unilever Capital Corporation		5.0000	12/08/33	715,878
					5,365,865
	INSTITUTIONAL FINANCIAL SERVICES — 4.8%
900,000	Brookfield Finance, Inc.		4.3500	04/15/30	878,861
1,700,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.563%	4.2230	05/01/29	1,682,559
800,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.770%	6.4840	10/24/29	848,306
1,300,000	Goldman Sachs Group, Inc.		3.8000	03/15/30	1,251,215
600,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.265%	5.7270	04/25/30	621,539

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.8% (Continued)
700,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.210%	5.0490	07/23/30	$707,383
600,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.078%	5.2070	01/28/31	609,524
1,200,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.580%	5.2180	04/23/31	1,220,912
1,300,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.090%	1.9920	01/27/32	1,106,510
1,400,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.281%	2.6150	04/22/32	1,228,980
900,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.264%	2.6500	10/21/32	779,772
1,200,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.410%	3.1020	02/24/33	1,057,441
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.552%	5.8510	04/25/35	1,030,225
1,100,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.550%	5.3300	07/23/35	1,092,234
1,800,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.420%	5.0160	10/23/35	1,744,342
1,500,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.380%	5.5360	01/28/36	1,514,537
900,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.635%	4.0170	10/31/38	765,487
700,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.692%	4.4110	04/23/39	614,697
900,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	939,757
900,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.513%	3.2100	04/22/42	657,224
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.632%	3.4360	02/24/43	744,323
700,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	621,418
700,000	Goldman Sachs Group, Inc.		4.7500	10/21/45	607,358
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.580%	5.5610	11/19/45	962,491
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.696%	5.7340	01/28/56	976,719
400,000	Intercontinental Exchange, Inc.		5.2500	06/15/31	414,225
700,000	Intercontinental Exchange, Inc.		1.8500	09/15/32	574,393
600,000	Intercontinental Exchange, Inc.		4.6000	03/15/33	591,499
700,000	Intercontinental Exchange, Inc.		4.2500	09/21/48	570,695
1,200,000	Intercontinental Exchange, Inc.		3.0000	06/15/50	780,626
600,000	Intercontinental Exchange, Inc.		4.9500	06/15/52	539,197
1,000,000	Jefferies Financial Group, Inc.		6.2000	04/14/34	1,012,334

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.8% (Continued)
700,000	LPL Holdings, Inc.		6.7500	11/17/28	$743,666
700,000	Morgan Stanley(b)	SOFRRATE + 1.590%	5.1640	04/20/29	712,216
500,000	Morgan Stanley Series I(b)	SOFRRATE + 1.630%	5.4490	07/20/29	512,916
700,000	Morgan Stanley(b)	SOFRRATE + 1.830%	6.4070	11/01/29	740,497
400,000	Morgan Stanley(b)	SOFRRATE + 1.450%	5.1730	01/16/30	407,119
700,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	694,812
500,000	Morgan Stanley(b)	SOFRRATE + 1.260%	5.6560	04/18/30	516,653
300,000	Morgan Stanley(b)	SOFRRATE + 1.215%	5.0420	07/19/30	303,380
400,000	Morgan Stanley(b)	SOFRRATE + 1.100%	4.6540	10/18/30	398,458
700,000	Morgan Stanley(b)	SOFRRATE + 1.108%	5.2300	01/15/31	712,648
1,100,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	1,003,270
1,400,000	Morgan Stanley(b)	SOFRRATE + 3.120%	3.6220	04/01/31	1,327,409
1,100,000	Morgan Stanley(b)	SOFRRATE + 1.510%	5.1920	04/17/31	1,118,301
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.034%	1.7940	02/13/32	842,330
800,000	Morgan Stanley(b)	SOFRRATE + 1.020%	1.9280	04/28/32	673,250
1,100,000	Morgan Stanley(b)	SOFRRATE + 1.178%	2.2390	07/21/32	937,514
700,000	Morgan Stanley(b)	SOFRRATE + 1.200%	2.5110	10/20/32	603,495
800,000	Morgan Stanley(b)	SOFRRATE + 1.290%	2.9430	01/21/33	702,269
600,000	Morgan Stanley(b)	SOFRRATE + 2.076%	4.8890	07/20/33	591,128
1,000,000	Morgan Stanley(b)	SOFRRATE + 2.560%	6.3420	10/18/33	1,070,209
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	998,590
800,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	807,321
900,000	Morgan Stanley(b)	SOFRRATE + 2.050%	6.6270	11/01/34	978,725
700,000	Morgan Stanley(b)	SOFRRATE + 1.730%	5.4660	01/18/35	706,051

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.8% (Continued)
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.580%	5.8310	04/19/35	$1,031,523
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.555%	5.3200	07/19/35	994,330
900,000	Morgan Stanley(b)	SOFRRATE + 1.418%	5.5870	01/18/36	911,890
600,000	Morgan Stanley(b)	SOFRRATE + 1.757%	5.6640	04/17/36	612,536
700,000	Morgan Stanley(b)	US0003M + 1.455%	3.9710	07/22/38	601,302
800,000	Morgan Stanley		6.3750	07/24/42	859,317
800,000	Morgan Stanley		4.3750	01/22/47	667,566
700,000	Morgan Stanley(b)	SOFRRATE + 4.840%	5.5970	03/24/51	679,719
900,000	Morgan Stanley(b)	SOFRRATE + 1.430%	2.8020	01/25/52	544,999
900,000	Morgan Stanley(b)	SOFRRATE + 1.710%	5.5160	11/19/55	861,866
700,000	Nasdaq, Inc.		5.9500	08/15/53	705,511
300,000	Nomura Holdings, Inc.		2.1720	07/14/28	277,620
1,100,000	Nomura Holdings, Inc.		2.6790	07/16/30	981,647
1,000,000	Nomura Holdings, Inc.		2.9990	01/22/32	867,807
700,000	Northern Trust Corporation		1.9500	05/01/30	621,180
800,000	State Street Corporation		4.8340	04/24/30	810,590
					58,878,413
	INSURANCE — 1.8%
1,100,000	American International Group, Inc.		5.1250	03/27/33	1,098,757
1,000,000	Aon Corporation		3.7500	05/02/29	971,401
700,000	Aon North America, Inc.		5.4500	03/01/34	711,605
800,000	Aon North America, Inc.		5.7500	03/01/54	775,788
700,000	Arthur J Gallagher & Company		5.1500	02/15/35	693,976
700,000	Arthur J Gallagher & Company		5.5500	02/15/55	658,570
900,000	Berkshire Hathaway Finance Corporation		4.2000	08/15/48	746,653
800,000	Berkshire Hathaway Finance Corporation		4.2500	01/15/49	671,639
1,000,000	Berkshire Hathaway Finance Corporation		2.8500	10/15/50	637,063
1,000,000	Berkshire Hathaway Finance Corporation		3.8500	03/15/52	766,782
600,000	Berkshire Hathaway, Inc.		4.5000	02/11/43	554,515
600,000	Chubb Corporation		6.0000	05/11/37	641,218
900,000	Chubb INA Holdings, Inc.		4.3500	11/03/45	764,674

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	INSURANCE — 1.8% (Continued)
800,000	Chubb INA Holdings, LLC B		5.0000	03/15/34	$800,699
800,000	Corebridge Financial, Inc.		3.9000	04/05/32	736,553
700,000	Corebridge Financial, Inc.		4.4000	04/05/52	546,923
1,400,000	Equitable Holdings, Inc.		4.3500	04/20/28	1,391,684
700,000	Marsh & McLennan Companies, Inc.		4.8500	11/15/31	706,792
900,000	Marsh & McLennan Companies, Inc.		5.0000	03/15/35	891,913
800,000	Marsh & McLennan Companies, Inc.		4.9000	03/15/49	714,410
700,000	Marsh & McLennan Companies, Inc.		5.4000	03/15/55	665,265
700,000	MetLife, Inc.		5.7000	06/15/35	733,473
1,000,000	MetLife, Inc.		4.8750	11/13/43	903,170
600,000	MetLife, Inc.		5.0000	07/15/52	539,516
500,000	MetLife, Inc.		5.2500	01/15/54	467,818
800,000	Prudential Financial, Inc.		5.2000	03/14/35	801,159
1,000,000	Prudential Financial, Inc.		3.9350	12/07/49	750,029
800,000	Prudential Financial, Inc.		3.7000	03/13/51	581,162
600,000	Travelers Companies, Inc.		6.2500	06/15/37	655,972
800,000	Willis North America, Inc.		5.3500	05/15/33	806,290
					22,385,469
	INTERNET MEDIA & SERVICES — 1.0%
1,700,000	Alphabet, Inc.		1.1000	08/15/30	1,464,402
1,400,000	Alphabet, Inc.		1.9000	08/15/40	935,573
700,000	Booking Holdings, Inc.		4.6250	04/13/30	705,067
600,000	Expedia Group, Inc.		5.4000	02/15/35	589,793
500,000	Meta Platforms, Inc.		4.9500	05/15/33	508,487
700,000	Meta Platforms, Inc.		4.7500	08/15/34	696,386
900,000	Meta Platforms, Inc.		4.4500	08/15/52	751,414
800,000	Meta Platforms, Inc.		5.6000	05/15/53	792,342
1,000,000	Meta Platforms, Inc.		5.4000	08/15/54	964,914
600,000	Meta Platforms, Inc.		4.6500	08/15/62	502,544
600,000	Meta Platforms, Inc.		5.7500	05/15/63	598,928
1,000,000	Meta Platforms, Inc.		5.5500	08/15/64	965,809
800,000	Netflix, Inc.		5.8750	11/15/28	843,811
400,000	Netflix, Inc.		6.3750	05/15/29	430,651
500,000	Netflix, Inc.		5.4000	08/15/54	487,794

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	INTERNET MEDIA & SERVICES — 1.0% (Continued)
600,000	Uber Technologies, Inc.		4.8000	09/15/34	$581,724
500,000	Uber Technologies, Inc.		5.3500	09/15/54	458,806
					12,278,445
	LEISURE FACILITIES & SERVICES — 0.7%
500,000	Marriott International, Inc.		4.6250	06/15/30	496,688
700,000	Marriott International, Inc.		2.8500	04/15/31	625,349
600,000	Marriott International, Inc.		5.3500	03/15/35	589,474
600,000	Marriott International, Inc.		5.5000	04/15/37	584,090
400,000	McDonald's Corporation		3.6000	07/01/30	384,823
700,000	McDonald's Corporation		4.7000	12/09/35	679,927
700,000	McDonald's Corporation		4.8750	12/09/45	624,465
700,000	McDonald's Corporation		4.4500	03/01/47	584,795
1,000,000	McDonald's Corporation		3.6250	09/01/49	720,615
600,000	McDonald's Corporation		5.1500	09/09/52	548,128
600,000	Sands China Ltd.		5.9000	08/08/28	590,690
800,000	Starbucks Corporation		2.2500	03/12/30	717,169
700,000	Starbucks Corporation		2.5500	11/15/30	626,791
1,000,000	Starbucks Corporation		3.5000	11/15/50	672,891
					8,445,895
	MACHINERY — 0.6%
800,000	Caterpillar, Inc.		3.8030	08/15/42	654,252
900,000	Caterpillar, Inc.		3.2500	09/19/49	625,928
500,000	Deere & Company		5.7000	01/19/55	515,892
1,100,000	Eaton Corporation		4.1500	03/15/33	1,054,871
1,100,000	Ingersoll Rand, Inc.		5.1760	06/15/29	1,120,807
600,000	John Deere Capital Corporation		4.8500	06/11/29	614,150
700,000	John Deere Capital Corporation		4.4000	09/08/31	697,925
900,000	John Deere Capital Corporation		5.0500	06/12/34	906,436
500,000	Regal Rexnord Corporation		6.4000	04/15/33	509,447
800,000	Stanley Black & Decker, Inc.		2.3000	03/15/30	695,849
600,000	Trane Technologies Luxembourg Finance S.A.		3.8000	03/21/29	587,383
					7,982,940
	MEDICAL EQUIPMENT & DEVICES — 1.3%
600,000	Abbott Laboratories		4.7500	11/30/36	592,014

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.3% (Continued)
1,100,000	Abbott Laboratories(c)		4.9000	11/30/46	$1,028,723
700,000	Agilent Technologies, Inc.		2.3000	03/12/31	610,874
900,000	Baxter International, Inc.		2.2720	12/01/28	829,860
1,000,000	Becton Dickinson & Company		2.8230	05/20/30	914,174
1,100,000	Becton Dickinson & Company		1.9570	02/11/31	939,948
800,000	Danaher Corporation		2.8000	12/10/51	491,684
1,200,000	DH Europe Finance II Sarl		2.6000	11/15/29	1,112,504
500,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	523,618
600,000	GE HealthCare Technologies, Inc.		5.9050	11/22/32	629,205
500,000	GE HealthCare Technologies, Inc.		6.3770	11/22/52	526,770
500,000	Medtronic Global Holdings SCA		4.5000	03/30/33	489,599
600,000	Solventum Corporation		5.4000	03/01/29	611,439
500,000	Solventum Corporation		5.4500	03/13/31	509,917
700,000	Solventum Corporation		5.6000	03/23/34	707,119
500,000	Solventum Corporation		5.9000	04/30/54	484,217
700,000	Stryker Corporation B		1.9500	06/15/30	618,323
500,000	Stryker Corporation		5.2000	02/10/35	503,271
700,000	Stryker Corporation		4.6250	03/15/46	610,747
800,000	Thermo Fisher Scientific, Inc.		2.6000	10/01/29	745,573
800,000	Thermo Fisher Scientific, Inc.		4.9770	08/10/30	819,392
900,000	Thermo Fisher Scientific, Inc.		5.0860	08/10/33	909,604
600,000	Zimmer Biomet Holdings, Inc.		2.6000	11/24/31	525,024
					15,733,599
	METALS & MINING — 0.8%
700,000	Barrick North America Finance, LLC		5.7500	05/01/43	687,350
700,000	BHP Billiton Finance USA Ltd.		5.0000	02/21/30	713,853
800,000	BHP Billiton Finance USA Ltd.		5.2500	09/08/33	808,538
800,000	BHP Billiton Finance USA Ltd.		5.3000	02/21/35	804,235
1,300,000	BHP Billiton Finance USA Ltd.		5.0000	09/30/43	1,207,885
600,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	555,103
1,500,000	Newmont Corporation		2.2500	10/01/30	1,335,535
700,000	Rio Tinto Finance USA Ltd.		7.1250	07/15/28	757,167
800,000	Rio Tinto Finance USA plc		4.8750	03/14/30	811,081
900,000	Rio Tinto Finance USA plc		5.2500	03/14/35	901,921

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	METALS & MINING — 0.8% (Continued)
1,000,000	Rio Tinto Finance USA plc		5.7500	03/14/55	$989,261
					9,571,929
	OIL & GAS PRODUCERS — 6.4%
1,000,000	BP Capital Markets America, Inc.		3.6330	04/06/30	959,005
600,000	BP Capital Markets America, Inc.		2.7210	01/12/32	526,927
800,000	BP Capital Markets America, Inc.		4.8120	02/13/33	784,768
800,000	BP Capital Markets America, Inc.		5.2270	11/17/34	798,362
800,000	BP Capital Markets America, Inc.		3.0600	06/17/41	577,248
700,000	BP Capital Markets America, Inc.		3.0000	02/24/50	439,248
900,000	BP Capital Markets America, Inc.		2.7720	11/10/50	539,274
900,000	BP Capital Markets America, Inc.		2.9390	06/04/51	554,489
800,000	BP Capital Markets America, Inc.		3.3790	02/08/61	502,469
600,000	Canadian Natural Resources Ltd.(a)		5.0000	12/15/29	597,749
600,000	Canadian Natural Resources Ltd.		6.2500	03/15/38	604,426
600,000	Cheniere Corpus Christi Holdings, LLC		3.7000	11/15/29	572,934
500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	488,086
700,000	Cheniere Energy Partners, L.P.		5.9500	06/30/33	714,644
500,000	Cheniere Energy Partners, L.P.		5.7500	08/15/34	500,974
900,000	Cheniere Energy, Inc.		4.6250	10/15/28	890,754
500,000	Cheniere Energy, Inc.		5.6500	04/15/34	497,481
700,000	Chevron USA, Inc.		4.9800	04/15/35	699,556
700,000	ConocoPhillips Company		5.0500	09/15/33	700,297
700,000	ConocoPhillips Company		3.8000	03/15/52	500,548
600,000	ConocoPhillips Company		5.5000	01/15/55	557,652
700,000	Devon Energy Corporation		5.2000	09/15/34	654,579
800,000	Devon Energy Corporation		4.7500	05/15/42	634,825
800,000	Diamondback Energy, Inc.		3.1250	03/24/31	722,293
900,000	Diamondback Energy, Inc.		5.5500	04/01/35	883,700
700,000	Diamondback Energy, Inc.		5.7500	04/18/54	626,644
600,000	Enbridge, Inc.		6.0000	11/15/28	627,477
500,000	Enbridge, Inc.		3.1250	11/15/29	467,372
400,000	Enbridge, Inc.		6.2000	11/15/30	424,547
800,000	Enbridge, Inc.		5.7000	03/08/33	815,723
500,000	Enbridge, Inc.		5.6250	04/05/34	504,537

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	OIL & GAS PRODUCERS — 6.4% (Continued)
800,000	Enbridge, Inc.		3.4000	08/01/51	$520,913
600,000	Enbridge, Inc.		6.7000	11/15/53	633,320
800,000	Energy Transfer Operating, L.P.		4.9500	06/15/28	807,289
500,000	Energy Transfer, L.P.		5.2500	04/15/29	505,999
500,000	Energy Transfer, L.P.		6.4000	12/01/30	531,151
600,000	Energy Transfer, L.P.		6.5500	12/01/33	633,541
600,000	Energy Transfer, L.P.		5.6000	09/01/34	594,198
700,000	Energy Transfer, L.P.		6.1250	12/15/45	663,892
600,000	Energy Transfer, L.P.		6.0000	06/15/48	553,175
700,000	Energy Transfer, L.P.		6.2500	04/15/49	664,415
800,000	Energy Transfer, L.P.		5.0000	05/15/50	640,776
600,000	Energy Transfer, L.P.		5.9500	05/15/54	544,500
500,000	Energy Transfer, L.P.		6.0500	09/01/54	458,366
700,000	Enterprise Products Operating, LLC		2.8000	01/31/30	651,724
600,000	Enterprise Products Operating, LLC		5.3500	01/31/33	612,140
700,000	Enterprise Products Operating, LLC		4.9500	02/15/35	685,723
900,000	Enterprise Products Operating, LLC		4.8500	03/15/44	796,588
900,000	Enterprise Products Operating, LLC		5.1000	02/15/45	818,790
1,100,000	Enterprise Products Operating, LLC		4.2500	02/15/48	876,207
800,000	Enterprise Products Operating, LLC		3.2000	02/15/52	515,489
700,000	Enterprise Products Operating, LLC		3.3000	02/15/53	455,625
700,000	Enterprise Products Operating, LLC		5.5500	02/16/55	659,092
600,000	EOG Resources, Inc.		5.6500	12/01/54	570,687
500,000	Expand Energy Corporation		5.7000	01/15/35	493,442
800,000	Exxon Mobil Corporation		4.2270	03/19/40	707,022
1,200,000	Exxon Mobil Corporation		4.1140	03/01/46	975,282
700,000	Exxon Mobil Corporation		3.0950	08/16/49	465,302
900,000	Exxon Mobil Corporation		4.3270	03/19/50	740,919
1,000,000	Exxon Mobil Corporation		3.4520	04/15/51	701,254
700,000	Hess Corporation		5.6000	02/15/41	691,458
500,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	541,109
700,000	Kinder Morgan, Inc.		5.0000	02/01/29	706,544
800,000	Kinder Morgan, Inc.		5.2000	06/01/33	786,506
600,000	Kinder Morgan, Inc.		5.4000	02/01/34	593,342

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	OIL & GAS PRODUCERS — 6.4% (Continued)
800,000	Kinder Morgan, Inc.		5.5500	06/01/45	$733,056
800,000	Kinder Morgan, Inc.		5.2000	03/01/48	693,434
800,000	Marathon Petroleum Corporation		5.1500	03/01/30	805,219
700,000	Marathon Petroleum Corporation		6.5000	03/01/41	705,377
600,000	MPLX, L.P.		5.5000	06/01/34	589,533
500,000	MPLX, L.P.		5.4000	04/01/35	485,942
700,000	MPLX, L.P.		4.7000	04/15/48	551,783
700,000	MPLX, L.P.		5.5000	02/15/49	615,644
800,000	MPLX, L.P.		4.9500	03/14/52	644,323
800,000	Occidental Petroleum Corporation		5.2000	08/01/29	788,765
800,000	Occidental Petroleum Corporation		8.8750	07/15/30	896,900
400,000	Occidental Petroleum Corporation		7.5000	05/01/31	427,122
500,000	Occidental Petroleum Corporation		5.3750	01/01/32	476,675
500,000	Occidental Petroleum Corporation		6.4500	09/15/36	487,633
500,000	Occidental Petroleum Corporation		6.6000	03/15/46	471,946
700,000	ONEOK, Inc.		5.6500	11/01/28	721,234
600,000	ONEOK, Inc.		4.7500	10/15/31	584,343
700,000	ONEOK, Inc.		6.0500	09/01/33	717,610
700,000	ONEOK, Inc.		5.0500	11/01/34	662,205
700,000	ONEOK, Inc.		5.7000	11/01/54	622,912
700,000	Phillips 66		5.8750	05/01/42	671,160
900,000	Phillips 66		4.8750	11/15/44	749,102
600,000	Phillips 66 Company		5.2500	06/15/31	610,757
500,000	Plains All American Pipeline, L.P. / PAA Finance		3.8000	09/15/30	470,834
900,000	Sabine Pass Liquefaction, LLC		4.5000	05/15/30	886,505
1,000,000	Shell Finance US, Inc.		4.3750	05/11/45	837,520
800,000	Shell Finance US, Inc.		4.0000	05/10/46	633,323
900,000	Shell Finance US, Inc.		3.2500	04/06/50	605,708
1,000,000	Shell International Finance BV		3.8750	11/13/28	993,442
1,000,000	Shell International Finance BV		6.3750	12/15/38	1,096,793
700,000	Shell International Finance BV		5.5000	03/25/40	697,951
600,000	Southwestern Energy Company		5.3750	03/15/30	595,966
500,000	Suncor Energy, Inc.		6.8500	06/01/39	537,023
700,000	Sunoco Logistics Partners Operations, L.P.		5.4000	10/01/47	602,261

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	OIL & GAS PRODUCERS — 6.4% (Continued)
600,000	Targa Resources Corporation		5.5500	08/15/35	$587,480
400,000	Targa Resources Corporation		6.5000	02/15/53	398,571
500,000	Targa Resources Corporation		6.1250	05/15/55	473,423
800,000	Targa Resources Partners, L.P. / Targa Resources		5.5000	03/01/30	799,678
900,000	TotalEnergies Capital International S.A.		2.8290	01/10/30	846,103
1,600,000	TotalEnergies Capital International S.A.		3.1270	05/29/50	1,043,829
600,000	TotalEnergies Capital S.A.		5.1500	04/05/34	604,887
900,000	TotalEnergies Capital S.A.		5.4880	04/05/54	848,711
800,000	TotalEnergies Capital S.A.		5.6380	04/05/64	761,474
1,100,000	TransCanada PipeLines Ltd.		4.1000	04/15/30	1,061,219
600,000	TransCanada PipeLines Ltd.		4.6250	03/01/34	562,976
900,000	TransCanada PipeLines Ltd.		6.2000	10/15/37	920,428
800,000	Valero Energy Corporation		3.6500	12/01/51	522,503
700,000	Western Midstream Operating, L.P.		4.0500	02/01/30	664,225
800,000	Western Midstream Operating, L.P.		5.4500	11/15/34	762,036
700,000	Williams Companies, Inc.		5.3000	08/15/28	715,927
900,000	Williams Companies, Inc.		2.6000	03/15/31	794,491
800,000	Williams Companies, Inc.		5.6000	03/15/35	804,909
700,000	Williams Companies, Inc.		5.1000	09/15/45	613,375
700,000	Williams Companies, Inc.		5.3000	08/15/52	621,544
700,000	Woodside Finance Ltd.		5.1000	09/12/34	666,421
					78,908,579
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
500,000	Halliburton Company		4.8500	11/15/35	470,443
600,000	Halliburton Company		7.4500	09/15/39	684,031
900,000	Halliburton Company		5.0000	11/15/45	770,042
					1,924,516
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
1,000,000	Alexandria Real Estate Equities, Inc.		1.8750	02/01/33	778,610
800,000	Alexandria Real Estate Equities, Inc.		3.5500	03/15/52	529,928
700,000	American Tower Corporation		5.8000	11/15/28	728,238
600,000	American Tower Corporation		2.1000	06/15/30	528,018
600,000	American Tower Corporation		1.8750	10/15/30	515,674
500,000	American Tower Corporation		5.5500	07/15/33	511,367

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.5% (Continued)
500,000	American Tower Corporation		5.9000	11/15/33	$523,548
800,000	Boston Properties, L.P.		3.2500	01/30/31	719,917
500,000	Boston Properties, L.P.		6.5000	01/15/34	524,025
700,000	Boston Properties, L.P.		5.7500	01/15/35	689,627
700,000	Brixmor Operating Partnership, L.P.		4.0500	07/01/30	672,531
700,000	Crown Castle, Inc.		2.2500	01/15/31	603,762
800,000	Crown Castle, Inc.		2.1000	04/01/31	679,125
700,000	Crown Castle, Inc.		5.8000	03/01/34	716,307
800,000	Equinix, Inc.		2.1500	07/15/30	706,716
800,000	Equinix, Inc.		2.5000	05/15/31	699,688
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.6250	09/15/34	489,376
600,000	Healthcare Realty Holdings, L.P.		2.0000	03/15/31	505,343
600,000	Healthpeak OP, LLC		5.2500	12/15/32	601,784
500,000	Host Hotels & Resorts, L.P.		3.5000	09/15/30	454,494
600,000	Prologis, L.P.		5.1250	01/15/34	599,987
600,000	Prologis, L.P.		5.0000	03/15/34	593,978
700,000	Prologis, L.P.		5.2500	03/15/54	648,583
800,000	Realty Income Corporation		5.1250	02/15/34	794,832
700,000	Simon Property Group, L.P.		2.4500	09/13/29	643,961
900,000	Simon Property Group, L.P.		3.2500	09/13/49	595,479
500,000	Ventas Realty, L.P.		4.4000	01/15/29	495,385
500,000	VICI Properties, L.P.		4.9500	02/15/30	496,783
500,000	VICI Properties, L.P.		5.1250	11/15/31	493,569
500,000	VICI Properties, L.P.		5.1250	05/15/32	489,747
800,000	Welltower, Inc.		3.1000	01/15/30	752,716
					18,783,098
	RETAIL - CONSUMER STAPLES — 0.9%
900,000	Costco Wholesale Corporation		1.6000	04/20/30	797,613
900,000	Kroger Company		5.0000	09/15/34	880,842
1,000,000	Kroger Company		5.5000	09/15/54	935,783
600,000	Kroger Company		5.6500	09/15/64	556,860
800,000	Target Corporation		2.3500	02/15/30	731,529
800,000	Target Corporation		5.0000	04/15/35	790,280
800,000	Target Corporation		4.8000	01/15/53	702,977

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	RETAIL - CONSUMER STAPLES — 0.9% (Continued)
900,000	Walmart, Inc.		1.5000	09/22/28	$832,375
700,000	Walmart, Inc.		1.8000	09/22/31	607,991
500,000	Walmart, Inc.		4.1500	09/09/32	493,336
500,000	Walmart, Inc.		4.1000	04/15/33	487,233
900,000	Walmart, Inc.		4.9000	04/28/35	910,871
1,000,000	Walmart, Inc.		2.5000	09/22/41	702,773
1,000,000	Walmart, Inc.		2.6500	09/22/51	622,349
900,000	Walmart, Inc.		4.5000	09/09/52	786,606
					10,839,418
	RETAIL - DISCRETIONARY — 1.0%
700,000	AutoZone, Inc.		4.0000	04/15/30	679,095
800,000	Home Depot, Inc.		3.9000	12/06/28	795,857
900,000	Home Depot, Inc.		2.9500	06/15/29	856,205
700,000	Home Depot, Inc.		2.7000	04/15/30	648,765
700,000	Home Depot, Inc.		1.3750	03/15/31	587,040
700,000	Home Depot, Inc.		1.8750	09/15/31	597,919
500,000	Home Depot, Inc.		4.9500	06/25/34	502,435
900,000	Home Depot, Inc.		5.8750	12/16/36	958,650
600,000	Home Depot, Inc.		5.9500	04/01/41	628,690
900,000	Home Depot, Inc.		4.2500	04/01/46	747,757
900,000	Home Depot, Inc.		3.9000	06/15/47	702,329
900,000	Home Depot, Inc.		3.1250	12/15/49	600,126
1,000,000	Home Depot, Inc.		2.7500	09/15/51	608,263
600,000	Home Depot, Inc.		5.3000	06/25/54	570,028
600,000	Lowe's Companies, Inc.		3.6500	04/05/29	581,358
700,000	Lowe's Companies, Inc.		1.7000	10/15/30	601,065
700,000	Lowe's Companies, Inc.		2.8000	09/15/41	474,985
1,200,000	Lowe's Companies, Inc.		3.0000	10/15/50	734,658
700,000	Lowe's Companies, Inc.		4.2500	04/01/52	535,321
500,000	Lowe's Companies, Inc.		5.6250	04/15/53	469,190
					12,879,736
	SEMICONDUCTORS — 2.4%
1,200,000	Analog Devices, Inc. B		2.1000	10/01/31	1,035,378
800,000	Applied Materials, Inc.		2.7500	06/01/50	494,437

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	SEMICONDUCTORS — 2.4% (Continued)
500,000	Broadcom, Inc.		5.0500	07/12/29	$509,127
500,000	Broadcom, Inc.		4.3500	02/15/30	494,730
600,000	Broadcom, Inc.		5.0500	04/15/30	610,272
1,400,000	Broadcom, Inc.(a)		2.4500	02/15/31	1,235,362
700,000	Broadcom, Inc.(a)		4.1500	04/15/32	665,155
700,000	Broadcom, Inc.		5.2000	04/15/32	711,019
700,000	Broadcom, Inc.(a)		3.4190	04/15/33	623,578
1,000,000	Broadcom, Inc.(a)		3.4690	04/15/34	877,746
600,000	Broadcom, Inc.		4.8000	10/15/34	583,393
1,100,000	Broadcom, Inc.(a)		3.1370	11/15/35	910,423
1,000,000	Broadcom, Inc.(a)		3.1870	11/15/36	815,474
800,000	Broadcom, Inc.(a)		4.9260	05/15/37	765,230
800,000	Broadcom, Inc.(a)		3.7500	02/15/51	584,685
600,000	Intel Corporation		1.6000	08/12/28	544,169
500,000	Intel Corporation		5.1250	02/10/30	504,174
600,000	Intel Corporation		3.9000	03/25/30	572,525
700,000	Intel Corporation		2.0000	08/12/31	584,904
1,100,000	Intel Corporation		5.2000	02/10/33	1,079,635
900,000	Intel Corporation		4.1000	05/19/46	652,881
1,100,000	Intel Corporation		3.7340	12/08/47	751,582
1,100,000	Intel Corporation		3.2500	11/15/49	674,090
900,000	Intel Corporation		4.7500	03/25/50	708,082
800,000	Intel Corporation		5.7000	02/10/53	713,859
600,000	Intel Corporation		5.9000	02/10/63	542,828
700,000	KLA Corporation		4.9500	07/15/52	630,283
500,000	KLA Corporation		5.2500	07/15/62	459,014
1,300,000	Lam Research Corporation		1.9000	06/15/30	1,153,018
800,000	Microchip Technology, Inc.		5.0500	03/15/29	800,784
1,500,000	Micron Technology, Inc.		5.8750	09/15/33	1,533,976
1,000,000	NVIDIA Corporation		2.8500	04/01/30	943,848
1,000,000	NVIDIA Corporation		3.5000	04/01/50	741,520
800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.4000	05/01/30	741,082
700,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	602,251
900,000	QUALCOMM, Inc.		1.6500	05/20/32	737,799

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	SEMICONDUCTORS — 2.4% (Continued)
1,100,000	QUALCOMM, Inc.		4.8000	05/20/45	$987,021
1,000,000	QUALCOMM, Inc.		4.5000	05/20/52	830,216
1,100,000	Texas Instruments, Inc.		4.1500	05/15/48	896,237
800,000	Texas Instruments, Inc.		5.0500	05/18/63	717,753
					30,019,540
	SOFTWARE — 2.5%
900,000	Adobe, Inc.		2.3000	02/01/30	827,292
500,000	Autodesk, Inc.		2.4000	12/15/31	431,614
3,000,000	Microsoft Corporation		2.5250	06/01/50	1,858,729
1,100,000	Microsoft Corporation		2.5000	09/15/50	675,054
2,300,000	Microsoft Corporation		2.9210	03/17/52	1,531,021
2,000,000	Microsoft Corporation		3.0410	03/17/62	1,286,133
700,000	Oracle Corporation		6.1500	11/09/29	743,428
1,100,000	Oracle Corporation		2.9500	04/01/30	1,016,297
900,000	Oracle Corporation		2.8750	03/25/31	808,300
400,000	Oracle Corporation		5.2500	02/03/32	405,090
900,000	Oracle Corporation		6.2500	11/09/32	958,927
700,000	Oracle Corporation		4.3000	07/08/34	648,749
600,000	Oracle Corporation		4.7000	09/27/34	570,633
600,000	Oracle Corporation		3.9000	05/15/35	531,346
500,000	Oracle Corporation		5.5000	08/03/35	501,235
900,000	Oracle Corporation		3.8000	11/15/37	750,585
600,000	Oracle Corporation		6.5000	04/15/38	640,549
1,100,000	Oracle Corporation		3.6000	04/01/40	856,105
800,000	Oracle Corporation		5.3750	07/15/40	757,946
700,000	Oracle Corporation		3.6500	03/25/41	535,437
900,000	Oracle Corporation		4.1250	05/15/45	699,208
1,100,000	Oracle Corporation		4.0000	07/15/46	826,752
900,000	Oracle Corporation		4.0000	11/15/47	668,326
1,900,000	Oracle Corporation		3.6000	04/01/50	1,297,495
1,300,000	Oracle Corporation		3.9500	03/25/51	937,058
700,000	Oracle Corporation		5.5500	02/06/53	639,420
700,000	Oracle Corporation		4.3750	05/15/55	530,041
500,000	Oracle Corporation		6.0000	08/03/55	487,012

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	SOFTWARE — 2.5% (Continued)
1,600,000	Oracle Corporation		3.8500	04/01/60	$1,073,706
1,200,000	Roper Technologies, Inc.		4.2000	09/15/28	1,190,389
700,000	Salesforce, Inc.		1.9500	07/15/31	609,662
800,000	Salesforce, Inc.		2.7000	07/15/41	564,742
1,000,000	Salesforce, Inc.		2.9000	07/15/51	636,569
700,000	Synopsys, Inc.		4.8500	04/01/30	706,703
600,000	Synopsys, Inc.		5.0000	04/01/32	603,331
800,000	Synopsys, Inc.		5.1500	04/01/35	800,952
600,000	Synopsys, Inc.		5.7000	04/01/55	581,463
500,000	VMware, LLC		4.7000	05/15/30	494,944
600,000	VMware, LLC		2.2000	08/15/31	509,704
600,000	Workday, Inc.		3.8000	04/01/32	554,813
					30,746,760
	SPECIALTY FINANCE — 0.4%
200,000	AerCap Ireland Capital DAC / AerCap Global		5.7500	06/06/28	205,839
900,000	AerCap Ireland Capital DAC / AerCap Global		3.0000	10/29/28	849,385
600,000	AerCap Ireland Capital DAC / AerCap Global		6.1500	09/30/30	632,909
1,400,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	1,235,416
900,000	AerCap Ireland Capital DAC / AerCap Global		4.9500	09/10/34	861,276
900,000	Air Lease Corporation		2.8750	01/15/32	781,182
					4,566,007
	TECHNOLOGY HARDWARE — 2.1%
1,000,000	Apple, Inc.		1.4000	08/05/28	924,071
400,000	Apple, Inc.		3.2500	08/08/29	389,074
1,100,000	Apple, Inc.		1.6500	05/11/30	977,012
700,000	Apple, Inc.		1.2500	08/20/30	605,500
1,100,000	Apple, Inc.		1.6500	02/08/31	959,758
700,000	Apple, Inc.		3.3500	08/08/32	659,964
1,100,000	Apple, Inc.		3.8500	05/04/43	912,632
600,000	Apple, Inc.		4.4500	05/06/44	546,086
1,100,000	Apple, Inc.		3.4500	02/09/45	847,523
800,000	Apple, Inc.		4.3750	05/13/45	705,191
1,300,000	Apple, Inc.		4.6500	02/23/46	1,181,717
900,000	Apple, Inc.		3.8500	08/04/46	726,760

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	TECHNOLOGY HARDWARE — 2.1% (Continued)
900,000	Apple, Inc.		3.7500	09/12/47	$708,269
800,000	Apple, Inc.		2.9500	09/11/49	533,584
1,000,000	Apple, Inc.		2.6500	05/11/50	624,941
1,100,000	Apple, Inc.		2.6500	02/08/51	682,393
1,000,000	Apple, Inc.		2.7000	08/05/51	622,198
700,000	Apple, Inc.		3.9500	08/08/52	554,210
800,000	Apple, Inc.		4.1000	08/08/62	634,355
500,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	450,270
800,000	Cisco Systems, Inc.		4.9500	02/26/31	821,806
900,000	Cisco Systems, Inc.		5.0500	02/26/34	909,940
700,000	Cisco Systems, Inc.		5.9000	02/15/39	745,828
800,000	Cisco Systems, Inc.		5.5000	01/15/40	815,629
1,100,000	Cisco Systems, Inc.		5.3000	02/26/54	1,051,753
700,000	Corning, Inc.		4.3750	11/15/57	542,064
500,000	Dell International, LLC / EMC Corporation		5.3000	10/01/29	509,731
500,000	Dell International, LLC / EMC Corporation		5.0000	04/01/30	502,376
500,000	Dell International, LLC / EMC Corporation		5.7500	02/01/33	517,153
500,000	Dell International, LLC / EMC Corporation		5.4000	04/15/34	498,943
500,000	Dell International, LLC / EMC Corporation		5.5000	04/01/35	491,255
700,000	Hewlett Packard Enterprise Company		4.5500	10/15/29	692,724
1,000,000	Hewlett Packard Enterprise Company		5.0000	10/15/34	964,080
600,000	Hewlett Packard Enterprise Company		5.6000	10/15/54	554,445
800,000	HP, Inc.		2.6500	06/17/31	691,604
500,000	Motorola Solutions, Inc.		4.6000	05/23/29	499,524
800,000	Motorola Solutions, Inc.		2.3000	11/15/30	703,786
					25,758,149
	TECHNOLOGY SERVICES — 1.7%
700,000	Accenture Capital, Inc.		4.5000	10/04/34	675,047
700,000	Automatic Data Processing, Inc.		4.4500	09/09/34	681,112
600,000	Broadridge Financial Solutions, Inc.		2.6000	05/01/31	526,274
1,100,000	Fiserv, Inc.		3.5000	07/01/29	1,047,491
600,000	Fiserv, Inc.		5.6000	03/02/33	611,089
600,000	Fiserv, Inc.		5.1500	08/12/34	589,219
800,000	Fiserv, Inc.		4.4000	07/01/49	629,996

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	TECHNOLOGY SERVICES — 1.7% (Continued)
1,100,000	Global Payments, Inc.		2.9000	05/15/30	$989,011
600,000	IBM International Capital Pte Ltd.		5.2500	02/05/44	566,413
500,000	IBM International Capital Pte Ltd.		5.3000	02/05/54	461,502
600,000	International Business Machines Corporation		3.5000	05/15/29	580,007
500,000	International Business Machines Corporation		4.8000	02/10/30	505,632
800,000	International Business Machines Corporation		1.9500	05/15/30	706,119
600,000	International Business Machines Corporation		4.4000	07/27/32	581,941
800,000	International Business Machines Corporation		4.1500	05/15/39	693,227
700,000	International Business Machines Corporation		4.0000	06/20/42	571,042
1,200,000	International Business Machines Corporation		4.2500	05/15/49	955,558
600,000	Leidos, Inc.		4.3750	05/15/30	582,402
700,000	Mastercard, Inc. B		3.3500	03/26/30	673,231
500,000	Mastercard, Inc.		4.8750	05/09/34	502,986
600,000	Mastercard, Inc.		4.5500	01/15/35	585,178
900,000	Mastercard, Inc.		3.8500	03/26/50	705,205
600,000	Paychex, Inc.		5.1000	04/15/30	608,243
800,000	PayPal Holdings, Inc.		5.1500	06/01/34	801,869
600,000	RELX Capital, Inc.		4.0000	03/18/29	592,636
800,000	RELX Capital, Inc.		3.0000	05/22/30	747,989
900,000	S&P Global, Inc.		4.2500	05/01/29	896,360
1,100,000	Visa, Inc.		2.0500	04/15/30	995,687
800,000	Visa, Inc.		4.1500	12/14/35	760,499
1,600,000	Visa, Inc.		4.3000	12/14/45	1,376,770
					21,199,735
	TELECOMMUNICATIONS — 4.5%
2,900,000	AT&T, Inc.		2.7500	06/01/31	2,597,519
2,800,000	AT&T, Inc.		2.5500	12/01/33	2,308,605
1,900,000	AT&T, Inc.		5.4000	02/15/34	1,938,095
3,000,000	AT&T, Inc.		3.5000	09/15/53	2,013,670
3,000,000	AT&T, Inc.		3.5500	09/15/55	2,006,503
2,600,000	AT&T, Inc.		3.8000	12/01/57	1,794,796
3,000,000	AT&T, Inc.		3.6500	09/15/59	1,987,133
900,000	Bell Telephone Company of Canada or Bell Canada		4.4640	04/01/48	719,837
800,000	British Telecommunications plc		9.6250	12/15/30	977,698

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	TELECOMMUNICATIONS — 4.5% (Continued)
1,200,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	$1,410,433
1,100,000	Orange S.A.		9.0000	03/01/31	1,335,809
600,000	Rogers Communications, Inc.		3.8000	03/15/32	547,846
700,000	Rogers Communications, Inc.		5.3000	02/15/34	689,292
900,000	Rogers Communications, Inc.		4.3500	05/01/49	697,802
1,200,000	Rogers Communications, Inc.		4.5500	03/15/52	949,395
500,000	Sprint Capital Corporation		6.8750	11/15/28	534,435
500,000	Sprint Capital Corporation		8.7500	03/15/32	599,674
900,000	Telefonica Emisiones S.A.		7.0450	06/20/36	995,508
500,000	T-Mobile USA, Inc.		2.6250	02/15/29	465,351
700,000	T-Mobile USA, Inc.		3.3750	04/15/29	667,297
2,200,000	T-Mobile USA, Inc.		3.8750	04/15/30	2,119,611
1,100,000	T-Mobile USA, Inc.		2.5500	02/15/31	974,633
500,000	T-Mobile USA, Inc.		2.8750	02/15/31	450,643
800,000	T-Mobile USA, Inc.		3.5000	04/15/31	743,823
500,000	T-Mobile USA, Inc.		5.1250	05/15/32	504,789
600,000	T-Mobile USA, Inc.		5.2000	01/15/33	602,873
1,000,000	T-Mobile USA, Inc.		5.0500	07/15/33	993,385
1,000,000	T-Mobile USA, Inc.		5.3000	05/15/35	1,002,684
700,000	T-Mobile USA, Inc.		4.3750	04/15/40	610,254
1,100,000	T-Mobile USA, Inc.		3.0000	02/15/41	787,788
1,300,000	T-Mobile USA, Inc.		4.5000	04/15/50	1,057,256
1,300,000	T-Mobile USA, Inc.		3.3000	02/15/51	855,732
1,300,000	T-Mobile USA, Inc.		3.4000	10/15/52	864,552
800,000	T-Mobile USA, Inc.		5.6500	01/15/53	765,634
500,000	T-Mobile USA, Inc.		5.7500	01/15/54	483,894
400,000	Verizon Communications, Inc.		3.8750	02/08/29	393,163
900,000	Verizon Communications, Inc.		4.0160	12/03/29	882,777
500,000	Verizon Communications, Inc.		3.1500	03/22/30	470,473
1,000,000	Verizon Communications, Inc.		1.6800	10/30/30	857,225
1,600,000	Verizon Communications, Inc.		1.7500	01/20/31	1,367,697
1,900,000	Verizon Communications, Inc.		2.3550	03/15/32	1,619,749
800,000	Verizon Communications, Inc.		5.0500	05/09/33	805,883
600,000	Verizon Communications, Inc.		4.7800	02/15/35	582,521

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	TELECOMMUNICATIONS — 4.5% (Continued)
1,200,000	Verizon Communications, Inc.		5.2500	04/02/35	$1,204,183
1,500,000	Verizon Communications, Inc.		2.6500	11/20/40	1,053,622
1,700,000	Verizon Communications, Inc.		3.4000	03/22/41	1,297,889
900,000	Verizon Communications, Inc.		4.0000	03/22/50	682,820
1,500,000	Verizon Communications, Inc.		2.8750	11/20/50	923,265
1,600,000	Verizon Communications, Inc.		3.5500	03/22/51	1,133,212
600,000	Verizon Communications, Inc.		3.8750	03/01/52	442,106
600,000	Verizon Communications, Inc.		5.5000	02/23/54	577,022
2,100,000	Verizon Communications, Inc.		3.7000	03/22/61	1,431,560
1,000,000	Vodafone Group plc		4.8750	06/19/49	842,822
700,000	Vodafone Group plc		4.2500	09/17/50	531,355
800,000	Vodafone Group plc		5.7500	06/28/54	757,021
					55,910,614
	TOBACCO & CANNABIS — 1.4%
1,000,000	Altria Group, Inc.		3.4000	05/06/30	939,388
800,000	Altria Group, Inc.		2.4500	02/04/32	677,756
1,300,000	Altria Group, Inc.		3.4000	02/04/41	937,190
1,000,000	Altria Group, Inc.		4.2500	08/09/42	792,351
1,200,000	Altria Group, Inc.		3.8750	09/16/46	860,824
900,000	Altria Group, Inc.		3.7000	02/04/51	608,085
500,000	BAT Capital Corporation		6.3430	08/02/30	534,009
500,000	BAT Capital Corporation		5.8340	02/20/31	519,990
500,000	BAT Capital Corporation		2.7260	03/25/31	444,049
500,000	BAT Capital Corporation		6.4210	08/02/33	534,944
400,000	BAT Capital Corporation		6.0000	02/20/34	417,988
1,000,000	BAT Capital Corporation		4.3900	08/15/37	875,800
900,000	BAT Capital Corporation		7.0810	08/02/53	980,160
600,000	BAT International Finance plc		5.9310	02/02/29	627,327
500,000	Philip Morris International, Inc.		4.6250	11/01/29	503,768
600,000	Philip Morris International, Inc.		5.6250	11/17/29	628,835
800,000	Philip Morris International, Inc.		5.1250	02/15/30	819,918
800,000	Philip Morris International, Inc.		2.1000	05/01/30	713,627
600,000	Philip Morris International, Inc.		4.7500	11/01/31	601,631
600,000	Philip Morris International, Inc.		5.7500	11/17/32	628,920

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	TOBACCO & CANNABIS — 1.4% (Continued)
800,000	Philip Morris International, Inc.		5.3750	02/15/33	$818,281
900,000	Philip Morris International, Inc.		5.2500	02/13/34	908,541
1,200,000	Philip Morris International, Inc.		3.8750	08/21/42	953,454
1,000,000	Reynolds American, Inc.		5.8500	08/15/45	936,728
					17,263,564
	TRANSPORTATION & LOGISTICS — 1.2%
1,200,000	Burlington Northern Santa Fe, LLC		4.4500	03/15/43	1,047,024
1,300,000	Burlington Northern Santa Fe, LLC		3.9000	08/01/46	1,023,572
900,000	Burlington Northern Santa Fe, LLC		5.2000	04/15/54	844,935
700,000	Burlington Northern Santa Fe, LLC		5.5000	03/15/55	687,312
600,000	Canadian National Railway Company		3.8500	08/05/32	561,798
800,000	Canadian Pacific Railway Company		3.0000	12/02/41	574,442
1,000,000	Canadian Pacific Railway Company		3.1000	12/02/51	647,653
1,100,000	CSX Corp 3.800000 11/01/2046		3.8000	11/01/46	849,623
700,000	CSX Corporation		4.2500	03/15/29	697,940
900,000	Norfolk Southern Corporation		3.0500	05/15/50	583,904
400,000	Norfolk Southern Corporation		5.3500	08/01/54	377,597
700,000	Union Pacific Corporation		2.4000	02/05/30	640,927
600,000	Union Pacific Corporation		2.8000	02/14/32	536,324
600,000	Union Pacific Corporation		5.1000	02/20/35	603,645
900,000	Union Pacific Corporation		3.2000	05/20/41	678,526
1,200,000	Union Pacific Corporation		3.7990	10/01/51	900,246
600,000	Union Pacific Corporation		2.9500	03/10/52	380,099
1,100,000	Union Pacific Corporation		3.8390	03/20/60	784,518
500,000	United Parcel Service, Inc.		5.1500	05/22/34	506,368
700,000	United Parcel Service, Inc.		5.3000	04/01/50	655,289
600,000	United Parcel Service, Inc.		5.0500	03/03/53	540,110
500,000	United Parcel Service, Inc.		5.5000	05/22/54	477,228
					14,599,080
	TRANSPORTATION EQUIPMENT — 0.0%(c)
500,000	Cummins, Inc.		5.4500	02/20/54	478,497

	WHOLESALE - CONSUMER STAPLES — 0.2%
1,100,000	Archer-Daniels-Midland Company		3.2500	03/27/30	1,042,152

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 80.2% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2% (Continued)
1,000,000	Bunge Ltd. Finance Corporation		2.7500	05/14/31	$893,874
1,000,000	Sysco Corporation		3.1500	12/14/51	625,069
					2,561,095

	TOTAL CORPORATE BONDS (Cost $992,572,205)				989,160,593

Shares
	SHORT-TERM INVESTMENTS — 21.4%
	MONEY MARKET FUND – 21.4%
264,535,681	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.18% (Cost $264,535,681)(d)				264,535,681

	TOTAL INVESTMENTS - 101.6% (Cost $1,257,107,886)				$1,253,696,274
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%				(20,207,894)
	NET ASSETS - 100.0%				$1,233,488,380

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
400	CBOT 10 Year U.S. Treasury Note	06/19/2025	$44,887,500	$18,740

	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $9,203,716 or 0.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	April 30, 2025	Value	Premiums Paid	Appreciation
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	$25,000,000	$1,011,558	$994,470	$17,088
CDX North American Investment Grade Series 44	GS	6/20/2030	5.00%	75,000,000	1,167,500	1,146,098	21,402

TOTAL OPEN CREDIT DEFAULT SWAP					$2,179,058	$2,140,568	$38,490

GS - Goldman Sachs

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 76.3%
	AEROSPACE & DEFENSE — 1.7%
1,000,000	Boeing Company		2.1960	02/04/26	$979,890

	AUTOMOTIVE — 8.6%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	4.9550	08/14/25	1,000,275
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	5.1270	03/19/27	998,080
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.3420	03/25/27	994,641
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	5.1300	04/01/27	996,125
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1760	03/20/26	999,961
					4,989,082
	BANKING — 6.8%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 1.150%	1.3190	06/19/26	995,308
970,000	Bank of America Corporation(c)	SOFRRATE + 1.010%	1.1970	10/24/26	953,933
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.9710	08/28/26	1,001,365
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.8180	10/10/25	1,000,314
					3,950,920
	BEVERAGES — 1.7%
1,000,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.9670	11/15/26	1,000,902

	BIOTECH & PHARMA — 5.2%
1,000,000	Biogen, Inc.		4.0500	09/15/25	996,591
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.8460	03/12/27	999,019
1,000,000	Royalty Pharma plc		1.2000	09/02/25	987,483
					2,983,093
	CHEMICALS — 3.4%
1,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	998,370
1,000,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	982,109
					1,980,479
	COMMERCIAL SUPPORT SERVICES — 1.7%
1,000,000	Block Financial, LLC		5.2500	10/01/25	1,000,677

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 76.3% (Continued)
	CONTAINERS & PACKAGING — 1.7%
1,000,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	$999,227

	ELECTRIC UTILITIES — 5.2%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	986,159
1,000,000	Entergy Corporation		0.9000	09/15/25	985,888
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.1080	05/08/25	1,000,059
					2,972,106
	FOOD — 3.5%
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	999,132
1,000,000	Mondelez International, Inc.		1.5000	05/04/25	999,665
					1,998,797
	HEALTH CARE FACILITIES & SERVICES — 3.6%
1,000,000	CVS Health Corporation		3.8750	07/20/25	998,046
1,090,000	HCA, Inc.		7.6900	06/15/25	1,092,624
					2,090,670
	HOME CONSTRUCTION — 3.5%
1,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	998,394
1,000,000	Lennar Corporation		4.7500	05/30/25	999,871
					1,998,265
	INSTITUTIONAL FINANCIAL SERVICES — 4.9%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	1,002,478
1,000,000	Morgan Stanley Series I(c)	SOFRRATE + 1.669%	4.6790	07/17/26	999,264
800,000	Nasdaq, Inc.		5.6500	06/28/25	801,018
					2,802,760
	INSURANCE — 1.6%
912,000	Allstate Corporation		0.7500	12/15/25	890,714

	INTERNET MEDIA & SERVICES — 1.7%
1,000,000	Netflix, Inc.(b)		3.6250	06/15/25	998,103

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 76.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.7%
1,000,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	$1,004,685

	OIL & GAS PRODUCERS — 6.9%
1,000,000	Kinder Morgan, Inc.		4.3000	06/01/25	999,304
1,000,000	Marathon Petroleum Corporation		4.7000	05/01/25	1,000,000
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	998,467
1,000,000	Williams Companies, Inc.		4.0000	09/15/25	997,088
					3,994,859
	SOFTWARE — 3.4%
1,000,000	Fortinet, Inc.		1.0000	03/15/26	969,291
1,000,000	VMware, Inc.		4.5000	05/15/25	999,522
					1,968,813
	STEEL — 1.7%
1,000,000	Reliance, Inc.		1.3000	08/15/25	989,787

	TECHNOLOGY HARDWARE — 1.7%
1,000,000	HP, Inc.		2.2000	06/17/25	996,402

	TELECOMMUNICATIONS — 1.8%
1,000,000	Sprint, LLC		7.6250	03/01/26	1,013,104

	TOBACCO & CANNABIS — 4.3%
1,500,000	Altria Group, Inc.		2.3500	05/06/25	1,499,420
1,000,000	Reynolds American, Inc.		4.4500	06/12/25	999,482
					2,498,902

	TOTAL CORPORATE BONDS (Cost $44,106,325)				44,102,237

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.6%
	MONEY MARKET FUND – 19.6%
11,338,245	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.18% (Cost $11,338,245)(d)	$11,338,245

	TOTAL INVESTMENTS - 95.9% (Cost $55,444,570)	$55,440,482
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%	2,357,407
	NET ASSETS - 100.0%	$57,797,889

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
104	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$29,052,400	$106,275

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $5,969,019 or 10.3% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.7%
	AEROSPACE & DEFENSE — 1.3%
1,000,000	Boeing Company		2.1960	02/04/26	$979,890

	AUTOMOTIVE — 12.9%
1,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	4.9550	08/14/25	1,500,411
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	5.1270	03/19/27	998,080
1,000,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	995,537
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.8090	11/05/26	982,334
1,000,000	General Motors Financial Company, Inc.		1.2500	01/08/26	975,477
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.3420	03/25/27	994,641
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	5.1300	04/01/27	996,125
1,140,000	Volkswagen Group of America Finance, LLC(b)		3.3500	05/13/25	1,139,480
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1760	03/20/26	999,961
					9,582,046
	BANKING — 6.7%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 1.150%	1.3190	06/19/26	995,308
970,000	Bank of America Corporation(c)	SOFRRATE + 1.010%	1.1970	10/24/26	953,933
1,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.9500	04/30/26	997,908
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.9710	08/28/26	1,001,365
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.8180	10/10/25	1,000,314
					4,948,828
	BEVERAGES — 2.0%
1,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.9670	11/15/26	1,501,353

	BIOTECH & PHARMA — 4.0%
1,000,000	Biogen, Inc.		4.0500	09/15/25	996,591
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.8460	03/12/27	999,019
1,000,000	Royalty Pharma plc		1.2000	09/02/25	987,483
					2,983,093

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.7% (Continued)
	CABLE & SATELLITE — 1.3%
1,000,000	Charter Communications Operating, LLC / Charter		4.9080	07/23/25	$998,656

	CHEMICALS — 4.0%
2,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	1,996,740
1,000,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	982,109
					2,978,849
	COMMERCIAL SUPPORT SERVICES — 1.3%
1,000,000	Block Financial, LLC		5.2500	10/01/25	1,000,677

	CONTAINERS & PACKAGING — 1.3%
1,000,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	999,227

	ELECTRIC UTILITIES — 2.6%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	986,159
1,000,000	Entergy Corporation		0.9000	09/15/25	985,888
					1,972,047
	ELECTRICAL EQUIPMENT — 1.5%
1,139,000	Johnson Controls International plc		3.9000	02/14/26	1,130,210

	ENTERTAINMENT CONTENT — 2.3%
1,680,000	Take-Two Interactive Software, Inc.		5.0000	03/28/26	1,684,900

	FOOD — 6.2%
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	999,132
1,348,000	Kellogg Company		3.2500	04/01/26	1,333,374
1,000,000	McCormick & Company, Inc.		3.2500	11/15/25	992,697
1,272,000	Mondelez International, Inc.		1.5000	05/04/25	1,271,574
					4,596,777
	HEALTH CARE FACILITIES & SERVICES — 4.2%
1,000,000	CVS Health Corporation		3.8750	07/20/25	998,046
1,000,000	Elevance Health, Inc.		4.9000	02/08/26	1,000,083
1,091,000	HCA, Inc.		7.6900	06/15/25	1,093,626
					3,091,755

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.7% (Continued)
	HOME CONSTRUCTION — 4.6%
1,435,000	DR Horton, Inc.		2.6000	10/15/25	$1,421,567
1,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	998,394
1,000,000	Lennar Corporation		4.7500	05/30/25	999,871
					3,419,832
	INSTITUTIONAL FINANCIAL SERVICES — 5.1%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	1,002,478
1,000,000	Jefferies Financial Group, Inc.		5.0300	03/16/26	1,002,547
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.720%	0.9850	12/10/26	977,605
800,000	Nasdaq, Inc.		5.6500	06/28/25	801,018
					3,783,648
	INSURANCE — 1.2%
913,000	Allstate Corporation		0.7500	12/15/25	891,691

	INTERNET MEDIA & SERVICES — 1.3%
1,000,000	Netflix, Inc.(b)		3.6250	06/15/25	998,103

	MEDICAL EQUIPMENT & DEVICES — 1.3%
1,000,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	1,004,685

	OIL & GAS PRODUCERS — 9.7%
1,000,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.7120	02/26/27	998,117
1,000,000	Enbridge Energy Partners, L.P.		5.8750	10/15/25	1,002,138
1,000,000	Energy Transfer, L.P.		2.9000	05/15/25	999,218
1,000,000	Kinder Morgan, Inc.		4.3000	06/01/25	999,304
1,000,000	Marathon Petroleum Corporation		4.7000	05/01/25	1,000,000
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	998,467
1,250,000	Range Resources Corporation		4.8750	05/15/25	1,250,047
					7,247,291
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
1,250,000	Weyerhaeuser Company		4.7500	05/15/26	1,251,639

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.7% (Continued)
	RETAIL - CONSUMER STAPLES — 2.0%
1,500,000	Walmart, Inc.(a)	SOFRINDX + 0.430%	4.7590	04/28/27	$1,502,666

	RETAIL - DISCRETIONARY — 2.7%
1,000,000	AutoZone, Inc.		3.1250	04/21/26	986,254
1,000,000	Lowe's Companies, Inc.		4.8000	04/01/26	1,002,281
					1,988,535
	SOFTWARE — 2.8%
1,141,000	Fortinet, Inc.		1.0000	03/15/26	1,105,961
1,000,000	VMware, Inc.		4.5000	05/15/25	999,522
					2,105,483
	SPECIALTY FINANCE — 1.4%
1,000,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	1,008,955

	STEEL — 1.3%
1,000,000	Reliance, Inc.		1.3000	08/15/25	989,787

	TECHNOLOGY HARDWARE — 3.1%
1,000,000	HP, Inc.		2.2000	06/17/25	996,402
1,311,000	Juniper Networks, Inc.		1.2000	12/10/25	1,284,798
					2,281,200
	TELECOMMUNICATIONS — 2.0%
1,500,000	Sprint, LLC		7.6250	03/01/26	1,519,656

	TOBACCO & CANNABIS — 3.3%
1,500,000	Altria Group, Inc.		2.3500	05/06/25	1,499,420
1,000,000	Reynolds American, Inc.		4.4500	06/12/25	999,482
					2,498,902
	TRANSPORTATION EQUIPMENT — 1.6%
1,209,000	Westinghouse Air Brake Technologies Corporation		3.2000	06/15/25	1,206,290

	TOTAL CORPORATE BONDS (Cost $72,166,259)				72,146,671

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUND – 6.2%
4,596,699	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.18% (Cost $4,596,699)(d)	$4,596,699

	TOTAL INVESTMENTS – 102.9% (Cost $76,762,958)	$76,743,370
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(2,143,374)
	NET ASSETS - 100.0%	$74,599,996

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $7,108,499 or 9.5% of net assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2025

	Navigator Tactical		Navigator Tactical	Navigator	Navigator Ultra
	Fixed Income		Investment	Tactical U.S.	Short Bond
	Fund		Grade Bond Fund	Allocation Fund	Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $122,671,378, $0, $0 and $0 respectively)	$7,653,071,641		$1,257,107,886	$55,444,570	$76,762,958
Investments in Securities at Value (including affiliated securities of $114,494,739, $0, $0 and $0 respectively)	$7,651,738,214	(a)	$1,253,696,274	$55,440,482	$76,743,370
Cash	557,303		—	—	—
Deposits with Broker for Futures Contracts with Goldman Sachs	58,041,728		4,632,529	2,846,052	—
Deposit with Broker for Swaps	53,075,786		4,895,592	—	—
Deposits with Broker for Option Contracts with Pershing	537,591		—	—	—
Premiums Paid for Swap Contracts	71,762,520		2,140,568	—	—
Unrealized Appreciation on Swap Contracts	2,453,278		38,490	—	—
Dividends and Interest Receivable	38,675,753		14,697,878	461,090	699,883
Receivable for Fund Shares Sold	6,910,872		775,959	—	—
Unrealized Appreciation on Futures Contracts	1,047,614		18,740	106,275	—
Receivable for Securities Sold	1,767,500
Receivable for Securities Lending Income	134,507		—	—	—
Prepaid Expenses and Other Assets	90,747		2,305	1,463	17,801
Total Assets	7,886,793,413		1,280,898,335	58,855,362	77,461,054

Liabilities:
Collateral on Securities Loaned	48,836,720		—	—	—
Unrealized Depreciation on Futures Contracts	17,320		—	—	—
Payable for Securities Purchased	322,595,372		44,486,936	1,000,000	2,836,782
Payable for Fund Shares Redeemed	8,905,174		1,945,669	—	5,625
Accrued Advisory Fees	4,919,751		782,067	30,344	3,117
Unrealized Depreciation on Swap Contracts	5,208,773		—	—	—
Payable to Related Parties	143,084		188,553	10,131	3,159
Accrued Distribution Fees	30,280		—	—	11
Accrued Expenses and Other Liabilities	363,247		6,730	16,998	12,364
Total Liabilities	391,019,721		47,409,955	1,057,473	2,861,058

Net Assets	$7,495,773,692		$1,233,488,380	$57,797,889	$74,599,996

Composition of Net Assets:
At April 30, 2025, Net Assets consisted of:
Paid-in-Capital	$8,307,118,858		$1,330,829,184	$66,466,291	$74,175,942
Accumulated Earnings (Losses)	$(811,345,166)		(97,340,804)	(8,668,402)	424,054
Net Assets	$7,495,773,692		$1,233,488,380	$57,797,889	$74,599,996

Net Asset Value Per Share
Class A Shares:
Net Assets	$44,517,594				$63,931
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,724,713				6,096
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share
	$9.42				$10.49
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$9.79				$10.90

Class C Shares:
Net Assets	$24,778,928
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,637,310

Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.40

Class I Shares:
Net Assets	$7,426,477,170		$1,233,488,380	$57,797,889	$74,536,065
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	787,638,202		141,504,119	6,607,015	7,387,291

Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.43		$8.72	$8.75	$10.09

(a)	Includes loaned securities with a value of $47,849,692.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2025

		Navigator Tactical	Navigator
	Navigator Tactical	Investment Grade	Tactical U.S.	Navigator Ultra
	Fixed Income Fund	Bond Fund	Allocation Fund	Short Bond Fund
Investment Income:
Dividend Income (including income on affiliated securities of $4,956,995, $0, $0 and $0, respectively)	$44,083,440	$—	$47,933	$—
Interest Income	127,733,134	29,563,282	1,449,219	1,701,594
Securities Lending - net	4,992,264	—	—	—
Total Investment Income	176,808,838	29,563,282	1,497,152	1,701,594

Expenses:
Investment Advisory Fees	31,791,315	5,510,625	286,085	105,360
Distribution Fees:
Class A	59,312	—	—	38
Class C	129,217	—	—	—
Third Party Administrative Servicing Fees	3,925,760	676,524	—	7,401
Transfer Agent Fees	616,745	296,601	11,349	11,676
Administration Fees	577,453	389,581	42,685	40,276
Custody Fees	255,181	54,003	5,341	5,935
Printing Expense	192,868	64,290	445	742
Registration & Filing Fees	81,598	58,850	494	12,610
Chief Compliance Officer Fees	65,875	23,749	15,539	15,575
Insurance Expense	35,606	7,418	1,731	1,731
Audit Fees	10,386	10,386	9,890	9,890
Trustees’ Fees	7,913	7,913	7,913	7,913
Legal Fees	7,913	7,913	7,914	7,913
Miscellaneous Expenses	27,759	3,437	1,236	1,484
Total Expenses	37,784,901	7,111,290	390,622	228,544
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(507,420)	—	—	—
Less: Expenses waived or fees reimbursed/recaptured by the Advisor	—	(563,584)	(50,947)	(87,985)
Net Expenses	37,277,481	6,547,706	339,675	140,559
Net Investment Income	139,531,357	23,015,576	1,157,477	1,561,035

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:

Investments (including gain on affiliated securities of $0, $0, $0 and $0, respectively)	23,135,770	(74,924,642)	957,483	93,095

Distribution of Realized Gains From Underlying Investment Companies	4,064,697	—	—	—
Swap Contracts	(58,519,808)	(3,053,900)	—	—
Futures Contracts	(239,402,172)	(2,888,446)	(9,363,385)	—
Options Purchased	152,472	—	—	—
Options Written	(7,500)	—	—	—
Swaptions Purchased	5,050,000	—	—	—
Swaptions Written	(1,375,000)	—	—	—
	(266,901,541)	(80,866,988)	(8,405,902)	93,095

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including loss on affiliated securities of ($17,159,691), $0, $0 and $0, respectively)	(76,377,768)	(3,451,115)	(1,714,212)	(108,411)
Swap Contracts	(39,783,873)	—	—	—
Futures Contracts	39,177,946	18,740	(454,785)	—
Options Purchased	(96,423)	—	—	—
Swaptions Purchased	474,500	—	—	—
Swaptions Written	(39,500)	—	—	—
	(76,645,118)	(3,432,375)	(2,168,997)	(108,411)

Net Realized and Unrealized Loss on Investments	(343,546,659)	(84,299,363)	(10,574,899)	(15,316)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(204,015,302)	$(61,283,787)	$(9,417,422)	$1,545,719

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$139,531,357	$327,976,794
Net Realized Gain (Loss)	(270,966,238)	384,471,652
Distribution of Realized Gains From Underlying Investment Companies	4,064,697	—
Net Change in Unrealized Appreciation (Depreciation)	(76,645,118)	89,755,573
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,015,302)	802,204,019

Distributions to Shareholders:
Class A	(1,387,855)	(2,625,725)
Class C	(671,633)	(1,172,188)
Class I	(238,795,498)	(420,332,497)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(240,854,986)	(424,130,410)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	7,619,504	11,588,958
Class C	3,066,553	6,542,897
Class I	1,288,962,599	2,108,334,780
Distributions Reinvested:
Class A	1,371,004	2,588,372
Class C	641,302	1,111,979
Class I	160,875,131	285,676,953
Cost of Shares Redeemed:
Class A	(8,004,643)	(16,121,396)
Class C	(3,216,714)	(5,611,713)
Class I	(1,182,839,166)	(1,650,616,804)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	268,475,570	743,494,026

Increase (Decrease) in Net Assets	(176,394,718)	1,121,567,635

Net Assets:
Beginning of Period	7,672,168,410	6,550,600,775
End of Period	$7,495,773,692	$7,672,168,410

SHARE ACTIVITY
Class A:
Shares Sold	771,758	1,178,429
Shares Reinvested	139,091	263,003
Shares Redeemed	(821,251)	(1,639,798)
Net increase (decrease) in shares of beneficial interest outstanding	89,598	(198,366)

Class C:
Shares Sold	310,547	664,725
Shares Reinvested	65,191	113,152
Shares Redeemed	(329,337)	(572,626)
Net increase in shares of beneficial interest outstanding	46,401	205,251

Class I:
Shares Sold	129,943,221	213,993,929
Shares Reinvested	16,321,062	28,998,187
Shares Redeemed	(120,212,278)	(167,681,329)
Net increase in shares of beneficial interest outstanding	26,052,005	75,310,787

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Investment Grade Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$23,015,576	$51,920,362
Net Realized Gain (Loss)	(80,866,988)	59,135,286
Net Change in Unrealized Appreciation (Depreciation)	(3,432,375)	18,533
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,283,787)	111,074,181

Distributions to Shareholders:
Class l	(22,929,267)	(52,150,532)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(22,929,267)	(52,150,532)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	179,658,032	405,097,540
Distributions Reinvested:
Class I	21,352,417	48,649,828
Cost of Shares Redeemed:
Class I	(202,563,470)	(274,708,451)
Net Increase (Decrease) in Net Assets Resulting from Shares of Beneficial Interest	(1,553,021)	179,038,917

Increase (Decrease) in Net Assets	(85,766,075)	237,962,566

Net Assets:
Beginning of Period	1,319,254,455	1,081,291,889
End of Period	$1,233,488,380	$1,319,254,455

SHARE ACTIVITY
Class I:
Shares Sold	19,778,537	43,658,301
Shares Reinvested	2,376,775	5,217,750
Shares Redeemed	(22,466,051)	(29,644,113)
Net increase (decrease) in shares of beneficial interest outstanding	(310,739)	19,231,938

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical U.S. Allocation Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$1,157,477	$2,531,120
Net Realized Gain (Loss)	(8,405,902)	11,169,818
Net Change in Unrealized Appreciation (Depreciation)	(2,168,997)	2,279,964
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,417,422)	15,980,902

Distributions to Shareholders:
Class l	(7,830,510)	(2,602,333)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(7,830,510)	(2,602,333)

Beneficial Interest Transactions:
Distributions Reinvested:
Class I	7,830,510	2,602,333
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	7,894,402	2,602,333

Increase (Decrease) in Net Assets	(9,353,530)	15,980,902

Net Assets:
Beginning of Period	67,151,419	51,170,517
End of Period	$57,797,889	$67,151,419

Share Activity
Class I:
Shares Sold	6,162	—
Shares Reinvested	746,559	241,892
Shares Redeemed	(89)	—
Net increase in shares of beneficial interest outstanding	752,632	241,892

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Six Months	For the Year
	Ended	Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
Operations:
Net Investment Income	$1,561,035	$3,595,408
Net Realized Gain	93,095	45,429
Net Change in Unrealized Appreciation (Depreciation)	(108,411)	102,493
Net Increase in Net Assets Resulting from Operations	1,545,719	3,743,330

Distributions to Shareholders:
Class A	(596)	(303)
Class I	(1,499,672)	(3,739,965)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(1,500,268)	(3,740,268)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	66,588	—
Class C	—	—
Class I	14,724,960	11,290,700
Distributions Reinvested:
Class A	596	303
Class I	1,376,764	3,513,545
Cost of Shares Redeemed:
Class A	(9,113)	(297)
Class I	(12,639,653)	(5,423,694)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	3,520,142	9,380,557

Increase in Net Assets	3,565,593	9,383,619

Net Assets:
Beginning of Period	71,034,403	61,650,784
End of Period	$74,599,996	$71,034,403

SHARE ACTIVITY
Class A:
Shares Sold	6,348	—
Shares Reinvested	57	29
Shares Redeemed	(869)	(29)
Net increase (decrease) in shares of beneficial interest outstanding	5,536	—

Class I:
Shares Sold	1,458,814	1,116,644
Shares Reinvested	137,281	350,359
Shares Redeemed	(1,251,955)	(536,692)
Net increase in shares of beneficial interest outstanding	344,140	930,311

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the Six		For the	For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.97		$9.44	$9.29	$10.92	$10.63		$10.24
From Operations:
Net investment income (a)	0.16		0.42	0.36	0.05	0.05		0.09
Net gain (loss) from securities (both realized and unrealized)	(0.42)		0.67	0.26	(1.06)	0.88		0.41
Total from operations	(0.26)		1.09	0.62	(1.01)	0.93		0.50

Distributions to shareholders from:
Net investment income	(0.29)		(0.56)	(0.47)	(0.13)	(0.18)		(0.11)
Net realized gains	—		—	—	(0.49)	(0.46)		(0.00	) (e)
Total distributions	(0.29)		(0.56)	(0.47)	(0.62)	(0.64)		(0.11)

Net Asset Value, End of Period	$9.42		$9.97	$9.44	$9.29	$10.92		$10.63

Total Return (b)	(2.69	)% (h)	11.73%	6.78%	(9.79)%	9.00%		4.95%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$44,518		$46,222	$45,626	$47,808	$61,196		$67,235
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.21	% (g)	1.23%	1.24%	1.21%	1.22	% (f)	1.24%
net of waivers/reimbursement (c)	1.20	% (g)	1.21%	1.22%	1.20%	1.21%		1.23%
Ratio of net investment income to average net assets (c)(d)	3.32	% (g)	4.30%	3.71%	0.49%	0.42%		0.84%
Portfolio turnover rate	35	% (h)	34%	250%	197%	157%		197%

	Navigator Tactical Fixed Income Fund - Class C
	For the Six		For the	For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.94		$9.41	$9.26	$10.91	$10.62		$10.27
From Operations:
Net investment income (loss) (a)	0.13		0.35	0.28	(0.02)	(0.03)		0.01
Net gain (loss) from securities (both realized and unrealized)	(0.41)		0.67	0.27	(1.07)	0.89		0.41
Total from operations	(0.28)		1.02	0.55	(1.09)	0.86		0.42

Distributions to shareholders from:
Net investment income	(0.26)		(0.49)	(0.40)	(0.07)	(0.11)		(0.07)
Net realized gains	—		—	—	(0.49)	(0.46)		(0.00	) (e)
Total distributions	(0.26)		(0.49)	(0.40)	(0.56)	(0.57)		(0.07)

Net Asset Value, End of Period	$9.40		$9.94	$9.41	$9.26	$10.91		$10.62

Total Return (b)	(2.96	)% (h)	10.94%	5.99%	(10.53)%	8.25%		4.15%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,779		$25,764	$22,461	$26,309	$30,016		$18,357
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.96	% (g)	1.98%	1.99%	1.96%	1.97	% (f)	1.99%
net of waivers/reimbursement (c)	1.95	% (g)	1.96%	1.97%	1.95%	1.96%		1.98%
Ratio of net investment income (loss) to average net assets (c)(d)	2.58	% (g)	3.57%	2.96%	(0.21)%	(0.26)%		0.08%
Portfolio turnover rate	35	% (h)	34%	250%	197%	157%		197%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes less than 0.01% of interest expense.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the Six		For the	For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021		October 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.98		$9.45	$9.30	$10.93	$10.64		$10.23
From Operations:
Net investment income (a)	0.18		0.45	0.38	0.08	0.07		0.11
Net gain (loss) from securities (both realized and unrealized)	(0.42)		0.66	0.27	(1.07)	0.89		0.42
Total from operations	(0.24)		1.11	0.65	(0.99)	0.96		0.53

Distributions to shareholders from:
Net investment income	(0.31)		(0.58)	(0.50)	(0.15)	(0.21)		(0.12)
Net realized gains	—		—	—	(0.49)	(0.46)		(0.00	) (e)
Total distributions	(0.31)		(0.58)	(0.50)	(0.64)	(0.67)		(0.12)

Net Asset Value, End of Period	$9.43		$9.98	$9.45	$9.30	$10.93		$10.64

Total Return (b)	(2.56	)% (h)	12.00%	7.05%	(9.55)%	9.29%		5.30%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,426,477		$7,600,182	$6,482,514	$6,558,482	$8,427,502		$6,087,718
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.96	% (g)	0.98%	0.99%	0.96%	0.97	% (f)	0.99%
net of waivers/reimbursement (c)	0.95	% (g)	0.96%	0.97%	0.95%	0.96%		0.98%
Ratio of net investment income to
average net assets (c)(d)	3.58	% (g)	4.56%	3.97%	0.76%	0.69%		1.08%
Portfolio turnover rate	35	% (h)	34%	250%	197%	157%		197%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Ratio includes less than 0.01% of the interest expenses.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Investment Grade Bond Fund - Class I
	For the Six		For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended		Period*
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.30		$8.82	$8.94	$9.89		$10.00
From Operations:
Net investment income (a)	0.16		0.39	0.36	0.13		0.02
Net gain (loss) from securities (both realized and unrealized)	(0.58)		0.49	(0.15)	(0.99)		(0.12)
Total from operations	(0.42)		0.88	0.21	(0.86)		(0.10)

Distributions to shareholders from:
Net investment income	(0.16)		(0.40)	(0.33)	(0.09)		(0.01)
Net realized gains	—		—	—	(0.00	) (g)	—
Total distributions	(0.16)		(0.40)	(0.33)	(0.09)		(0.01)

Net Asset Value, End of Year/Period	$8.72		$9.30	$8.82	$8.94		$9.89

Total Return (b)	(4.57	)% (f)	9.99%	2.33%	(8.75)%		(1.03	)% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,233,488		$1,319,254	$1,081,292	$1,011,004		$49,463
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.10	% (e)	1.09%	1.08%	1.10%		1.52	% (e)
net of waivers/reimbursement/recapture (c)	1.01	% (e)	1.01%	1.01%	1.01%		1.01	% (e)
Ratio of net investment income to average net assets (c)(d)	3.55	% (e)	4.23%	3.99%	1.44%		1.06	% (e)
Portfolio turnover rate	721	% (f)	360%	1368%	1502%		0	% (f)

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical U.S. Allocation Fund - Class I
	For the Six		For the	For the	For the		For the
	Months Ended		Year Ended	Year Ended	Year Ended		Period Ended*
	April 30, 2025		October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$11.47		$9.12	$8.47	$10.85		$10.00
From Operations:
Net investment income (loss) (a)	0.18		0.44	0.35	0.02		(0.03)
Net gain (loss) from securities (both realized and unrealized)	(1.57)		2.37	0.61	(1.54)		0.88
Total from operations	(1.39)		2.81	0.96	(1.52)		0.85

Distributions to shareholders from:
Net investment income	(0.20)		(0.46)	(0.31)	(0.01)		—
Net realized gains	(1.13)		—	—	(0.85)		—
Total distributions	(1.33)		(0.46)	(0.31)	(0.86)		—

Net Asset Value, End of Year/Period	$8.75		$11.47	$9.12	$8.47		$10.85

Total Return (b)	(13.99	)% (d)	31.19%	11.36%	(15.28)%		8.50	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$57,798		$67,151	$51,171	$45,975		$54,240
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.16	% (c)	1.18%	1.23%	1.25	% (f)	1.31	% (c)(f)
net of waivers/reimbursement (e)	1.01	% (c)	1.01%	1.01%	1.02	% (f)	1.04	% (c)(f)
Ratio of net investment income (loss) to average net assets (e)(g)	3.44	% (c)	4.14%	3.84%	0.25	% (f)	(0.70	)% (c)(f)
Portfolio turnover rate	38	% (d)	4%	25%	14%		8	% (d)

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense of 0.01% and 0.03% for the year ended October 31, 2022 and the period ended October 31, 2021, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Ultra Short Bond Fund - Class A
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended October	Ended October	Ended October	Ended October	Ended October
	April 30, 2025		31, 2024	31, 2023	31, 2022	31, 2021	31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.48		$10.46	$10.32	$10.40	$10.38	$10.24
From Operations:
Net investment income (a)	0.22		0.54	0.44	0.07	0.02	0.02
Net gain (loss) from securities (both realized and unrealized)	0.00	(h)	0.02	0.08	(0.06)	0.02	0.21 (e)
Total from operations	0.22		0.56	0.52	0.01	0.04	0.23

Distributions to shareholders from:
Net investment income	(0.21)		(0.54)	(0.38)	(0.07)	(0.02)	(0.08)
Net realized gains	—		—	—	(0.02)	—	(0.01)
Total distributions	(0.21)		(0.54)	(0.38)	(0.09)	(0.02)	(0.09)

Net Asset Value, End of Period	$10.49		$10.48	$10.46	$10.32	$10.40	$10.38

Total Return (b)	2.09	% (g)	5.50%	5.14%	0.07%	0.38%	2.23%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$64		$6	$6	$11	$23	$81
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.90	% (f)	0.90%	0.92%	0.95%	0.96%	0.89%
net of waivers/reimbursement (c)	0.65	% (f)	0.65%	0.65%	0.71%	0.80%	0.80%
Ratio of net investment income to average net assets (c)(d)	4.11	% (f)	5.16%	4.23%	0.71%	0.19%	0.19%
Portfolio turnover rate	13	% (g)	21%	36%	36%	145%	29%

	Navigator Ultra Short Bond Fund - Class I
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended October	Ended October	Ended October	Ended October	Ended October
	April 30, 2025		31, 2024	31, 2023	31, 2022	31, 2021	31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08		$10.08	$9.96	$10.05	$10.03	$10.04
From Operations:
Net investment income (a)	0.22		0.55	0.46	0.12	0.04	0.14
Net gain (loss) from securities (both realized and unrealized)	0.01		0.02	0.07	(0.09)	0.02	0.03 (e)
Total from operations	0.23		0.57	0.53	0.03	0.06	0.17

Distributions to shareholders from:
Net investment income	(0.22)		(0.57)	(0.41)	(0.10)	(0.04)	(0.17)
Net realized gains	—		—	—	(0.02)	—	(0.01)
Total distributions	(0.22)		(0.57)	(0.41)	(0.12)	(0.04)	(0.18)

Net Asset Value, End of Period	$10.09		$10.08	$10.08	$9.96	$10.05	$10.03

Total Return (b)	2.26	% (g)	5.79%	5.39%	0.23%	0.63%	1.67%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$74,536		$71,029	$61,645	$53,954	$53,161	$53,733
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.65	% (f)	0.65%	0.68%	0.69%	0.71%	0.64%
net of waivers/reimbursement/recapture (c)	0.40	% (f)	0.40%	0.40%	0.45%	0.55%	0.55%
Ratio of net investment income to average net assets (c)(d)	4.44	% (f)	5.40%	4.62%	1.22%	0.41%	1.37%
Portfolio turnover rate	13	% (g)	21%	36%	36%	145%	29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the share transactions for the year.

(f)	Annualized.

(g)	Not annualized.

(h)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025

1.	ORGANIZATION

Navigator Tactical Fixed Income Fund (“Tactical Fund”), Navigator Tactical Investment Grade Bond Fund (“Bond Fund”), Navigator Tactical U.S. Allocation Fund (“Allocation Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) (each a “Fund” and collectively, the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Tactical Fund offers three classes of shares designated as Class A, Class C and Class I, Ultra Fund offers only Class A and Class I shares and Bond Fund and Allocation Fund offer only Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for the Tactical Fund and Ultra Fund. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Bond Fund, which commenced operations on August 31, 2021, is to seek total return with a secondary goal of current income. The primary investment objective of the Allocation Fund, which commenced operations on June 11, 2021, is to seek long-term capital appreciation. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for the Funds’ assets and liabilities measured at fair value:

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$314,400,000	$—	$—	$314,400,000
Open-End Funds	114,494,739	—	—	114,494,739
Corporate Bonds	—	3,555,744,877	—	3,555,744,877
U.S. Government & Agencies	—	2,367,117,504	—	2,367,117,504
Short-Term Investments	1,251,144,297	—	—	1,251,144,297
Options Purchased	—	77	—	77
Collateral for Securities Loaned	48,836,720	—	—	48,836,720
Total	$1,728,875,756	$5,922,862,458	$—	$7,651,738,214

Derivatives:
Futures Contracts*	$1,047,614	$—	$—	$1,047,614
Open Swap Contracts^	—	2,453,278	—	2,453,278
Total	$1,047,614	$2,453,278	$—	$3,500,892

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(17,320)	$—	$—	$(17,320)
Open Swap Contracts^	—	(5,208,773)	—	(5,208,773)
Total	$(17,320)	$(5,208,773)	$—	$(5,226,093)

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$989,160,593	$—	$989,160,593
Short-Term Investments	264,535,681	—	—	264,535,681
Total	$264,535,681	$989,160,593	$—	$1,253,696,274

Derivatives
Futures Contracts *	$18,740	$—	$—	$18,740
Open Swap Contract ^	—	38,490	—	38,490
Total	$18,740	$38,490	$—	$57,230

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Allocation Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$44,102,237	$—	$44,102,237
Short-Term Investments	11,338,245	—	—	11,338,245
Total	$11,338,245	$44,102,237	$—	$55,440,482
Derivatives:
Futures Contracts*	$106,275	$—	$—	$106,275
Total	$106,275	$—	$—	$106,275

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$72,146,671	$—	$72,146,671
Short-Term Investments	4,596,699	—	—	4,596,699
Total	$4,596,699	$72,146,671	$—	$76,743,370

The Funds did not hold any Level 3 securities during the period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at April 30, 2025.

**	Refer to the Schedule of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps and swaptions are unrealized appreciation (depreciation) at April 30, 2025.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific referenced investment by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Futures – The Tactical Fund and Allocation Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage equity risk, the Tactical Fund and Allocation Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund and Allocation Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund and Allocation Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund and Allocation Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s and Allocation Fund’s Schedules of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year/period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	RISKS

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

4.	DERIVATIVES

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund, Allocation Fund and Bond Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the gross appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2025.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Tactical Fund:

					Gross Amounts Not Offset in the Statements
Assets:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$1,047,614	$—	$1,047,614	$(17,320)	$—	$1,030,294
Swap Contracts	GS	2,440,232	—	2,440,232	(2,440,232)	—	—
Swap Contracts	MS	13,046	—	13,046	—	—	13,046
Total		$3,500,892	$—	$3,500,892	$(2,457,552)	$—	$1,043,340

					Gross Amounts Not Offset in the Statements
Liabilities:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statements of	Presented in the		Cash Collateral
	Counter	Recognized	Assets &	Statements of		Pledged/
Description	party	Liabilities	Liabilities	Assets & Liabilities	Financial Instruments (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$(17,320)	$—	$(17,320)	$17,320	$—	$—
Swap Contracts	GS	(5,208,773)	—	(5,208,773)	2,440,232	(2,768,541)	—
Total		$(5,226,093)	$—	$(5,226,093)	$2,457,552	$(2,768,541)	$—

GS - Goldman Sachs

MS - Morgan Stanley

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$—	Unrealized Depreciation on Futures Contracts	$17,320

Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	1,047,614	Unrealized Depreciation on Futures Contracts	—
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	2,453,278	Unrealized Depreciation on Swap Contracts	5,208,773

		$3,500,892		$5,226,093

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Tactical Fund:

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2025.

			Change in Unrealized
		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$(43,827,608)	$(41,267,652)

Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	(14,692,200)	1,483,779

Futures contracts / Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(200,303,417)	40,775,901

Futures contracts / Equity risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(39,098,755)	(1,597,955)

Options Purchased / Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	152,472	(96,423)

Options Written / Interest rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	(7,500)	—

Swaptions Purchased / Credit risk	Net realized gain (loss) on swaptions purchased/Net change in unrealized appreciation (depreciation) on swaptions purchased	5,050,000	474,500

Swaptions Written / Credit risk	Net realized gain (loss) on swaptions written / Net change unrealized appreciation/(depreciation) on swaptions written	(1,375,000)	(39,500)

Total		$(294,102,008)	$(267,350)

Bond Fund:

					Gross Amounts Not Offset in the Statements
Assets:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$18,740	$—	$18,740	$—	$—	$18,740
Swap Contracts	GS	38,490	—	38,490	—	—	38,490
Total		$57,230	$—	$57,230	$—	$—	$57,230

GS - Gol dman Sachs

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Bond Fund:

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	$18,740	Unrealized Depreciation on Futures Contracts	$—
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	38,490	Unrealized Depreciation on Swap Contracts	—

		$57,230		$—

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2025.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Loss on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Credit default swaps/Credit risk	Net realized gain on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$(3,053,900)	$—

Futures contracts /Interest rate risk	Net realized gain on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(2,888,446)	18,740
Total		$(5,942,346)	$18,740

Allocation Fund:

Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
Gross
Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the	Financial	Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$106,275	$—	$106,275	$—	$—	$106,275
Total		$106,275	$—	$106,275	$—	$—	$106,275

GS - Goldman Sachs

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2025.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$106,275	Unrealized Depreciation on Futures Contracts	$—

		$106,275		$—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Allocation Fund:

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2025.

			Change in Unrealized
Contract Type/Primary Risk		Realized Loss on	Depreciation on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives

Futures contracts /Equity risk	Net realized loss on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$(9,363,385)	$(454,785)
Total		$(9,363,385)	$(454,785)

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund up to $4.5 billion, 0.80% of the of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund above $5.5 billion and 0.30% of the average daily net assets of the Ultra Fund. For the six months ended April 30, 2025, the Advisor earned advisory fees of $31,791,315, $5,510,625, $286,085 and $105,360 for the Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Tactical Fund invested a portion of its assets in the Allocation Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Tactical Fund’s assets that are invested in the Bond Fund, Allocation Fund and Ultra Fund. For the six months ended April 30, 2025, the Tactical Fund waived $507,420 in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class I	Expiration Date
Bond Fund	1.26%	1.01%	2/28/2026
Allocation Fund	1.26%	1.01%	2/28/2026
Ultra Fund	0.65%	0.40%	2/28/2026

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six months ended April 30, 2025, the Advisor waived $563,584, $50,947 and $87,985 in fees from the Bond Fund, Allocation Fund and Ultra Fund, respectively.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	October 31, 2025	October 31, 2026	October 31, 2027	Total
Bond Fund	$632,196	$774,444	$989,596	$2,396,236
Allocation Fund	112,432	111,067	105,755	329,254
Ultra Fund	128,968	161,276	165,873	456,117

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended April 30, 2025, the Tactical Fund incurred distribution fees of $59,312 and $129,217 for Class A shares and Class C shares, respectively, and the Ultra Fund incurred distribution fees of $38 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2025, the Distributor received $27,004 in underwriting commissions for sales of Class A shares, of which $6,106 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2025, amounted to $3,275,762,060 and $1,841,376,258, respectively, for the Tactical Fund, $4,139,319,213 and $3,069,872,989, respectively, for the Bond Fund, $43,322,481 and $21,154,894, respectively, for the Allocation Fund; and $59,487,429 and $8,672,382, respectively, for the Ultra Fund.

The cost of purchases and the proceeds from the sale of U.S. Government securities, for the six months ended April 30, 2025, amounted to $2,621,043,138 and $150,744,141, respectively, for the Tactical Fund, $1,088,984,377 and $1,993,088,632, respectively, for the Bond Fund and $6,563,652 and $7,574,357, respectively, for the Allocation Fund.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including options and swaps, and its respective gross unrealized appreciation and depreciation at April 30, 2025, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Navigator Tactical Fixed Income Fund	$7,889,585,954	$11,332,770	$(249,180,510)	$(237,847,740)
Navigator Tactical Investment Garde Bond Fund	1,257,107,886	236,642	(3,648,254)	(3,411,612)
Navigator Tactical US Allocation Fund	55,444,570	19,962	(24,050)	(4,088)
Navigator Ultra Short Fund	76,762,958	32,567	(52,155)	(19,588)

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 was as follows:

For the year ended October 31, 2024:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Navigator Tactical Fixed Income Fund	$424,130,410	$—	$—	$424,130,410
Navigator Tactical Investment Grade Bond Fund	52,150,532	—	—	52,150,532
Navigator Tactical US Allocation Fund	2,602,333	—	—	2,602,333
Navigator Ultra Short Bond Fund	3,740,268	—	—	3,740,268

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Navigator Tactical Fixed Income Fund	$345,059,888	$—	$—	$345,059,888
Navigator Tactical Investment Grade Bond Fund	37,900,560	—	—	37,900,560
Navigator Tactical US Allocation Fund	1,679,685	—	—	1,679,685
Navigator Ultra Short Bond Fund	2,370,909	—	—	2,370,909

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Navigator Tactical Fixed Income Fund	$76,503,855	$—	$—	$(534,882,913)	$—	$91,904,180	$(366,474,878)
Navigator Tactical Investment Grade Bond Fund	6,772,502	—	—	(19,939,755)	—	39,503	(13,127,750)
Navigator Tactical US Allocation Fund	2,804,856	4,064,550	—	—	—	1,710,124	8,579,530
Navigator Ultra Short Bond Fund	339,318	—	—	(49,538)	—	88,823	378,603

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures contracts.

At October 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

					Capital Loss Carry
	Short-Term	Long-Term	Total		Forward Utilized
Navigator Tactical Fixed Income Fund	$484,468,724	$50,414,189	$534,882,913		$228,974,868
Navigator Tactical Investment Grade Bond Fund	17,432,832	2,506,923	19,939,755	*	56,510,554
Navigator Tactical US Allocation Fund	—	—	—		5,130,277
Navigator Ultra Short Bond Fund	49,538	—	49,538		45,429

*	The Bond Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $1,543,207 per year and has a total limited capital loss remaining of $221,608.

9.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Goldman Sachs Financial Square Government Fund, as

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of April 30, 2025, the Tactical Fund loaned securities which was collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral was as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical Fund	$47,849,692	$48,836,720

*	The Tactical Fund received cash collateral of $48,836,720 which was subsequently invested in the Goldman Sachs Financial Square Government Fund as reported in the Schedule of Investments.

Securities Lending Transactions
Overnight and Continuous
Tactical Fund
Goldman Sachs Financial Square Government Fund, Institutional Class	$48,836,720

10.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Tactical Fund as of April 30, 2025, are noted in the Funds’ Schedule of Investments. Transactions during the six months ended April 30, 2025, with affiliated companies were as follows:

Tactical Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Affiliated Holding	Year/Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Year/Period	Ending Shares
Ultra Fund	$55,482,977	$1,191,616	$—	$—	$62,292	$1,191,616	$56,736,885	5,623,081
Allocation Fund	67,149,761	7,830,076	—	—	(17,221,983)	3,765,379	57,757,854	6,600,898
	$122,632,738	$9,021,692	$—	$—	$(17,159,691)	$4,956,995	$114,494,739	12,223,979

11.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2025, National Financial Services LLC accounts holding Shares for the benefit of others, holding approximately 57% and 43% of the voting securities of the Tactical Fund and Bond Fund, respectively. As of April 30, 2025, Mac & Co. held approximately 76% and 100% of the voting securities of the Ultra Fund and Allocation Fund, respectively. As of April 30, 2025, Pershing LLC held approximately 32% of the voting securities of the Bond Fund.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264, by visiting the Funds website at www.navigatorfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Navigator Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/27/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/27/25

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	6/27/25